As filed with the Securities and Exchange Commission on April 29, 2005.

                                               Securities Act File No. 333-81209
                                       Investment Company Act File No. 811-09397

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                           -----

         Pre-Effective Amendment No.
                                            ---------                      -----
         Post-Effective Amendment No.           7                            X
                                            ---------                      -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X
                                                                           -----

         Amendment No.                          8                            X
                                            ---------                      -----


                           THE GABELLI UTILITIES FUND
               (Exact Name of Registrant as Specified in Charter)

                 ONE CORPORATE CENTER, RYE, NEW YORK 10580-1422
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 1-800-422-3554

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            RYE, NEW YORK 10580-1422
                     (Name and Address of Agent for Service)

                                   Copies to:

James E. McKee, Esq.                        Richard T. Prins, Esq.
The Gabelli Utilities Fund                  Skadden, Arps, Slate, Meagher & Flom
One Corporate Center                        Four Times Square, 30th Floor
Rye, New York 10580-1422                    New York, New York 10036

        It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b); or
          ---
           X      on April 29, 2005 pursuant to paragraph (b); or
          ---
                  60 days after filing pursuant to paragraph (a)(1); or
          ---
                  on [____] pursuant to paragraph (a)(1); or
          ---
                  75 days after filing pursuant to paragraph (a)(2); or
          ---
                  on [____] pursuant to paragraph (a)(2) of Rule 485.
          ---

        If appropriate, check the following box:

          ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           THE GABELLI UTILITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 (800-422-3554)
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
               (Net Asset Value may be obtained daily by calling
                          800-GABELLI after 6:00 p.m.)

                 ---------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
                 ---------------------------------------------

                                TABLE OF CONTENTS

INVESTMENT AND PERFORMANCE SUMMARY ........................................    2

INVESTMENT AND RISK INFORMATION ...........................................    4

MANAGEMENT OF THE FUND ....................................................    7

     Purchase of Shares ...................................................    8

     Redemption of Shares .................................................   10


     Exchange of Shares ...................................................   11

     Pricing of Fund Shares ...............................................   12

     Dividends and Distributions ..........................................   13

     Tax Information ......................................................   13


     Mailings to Shareholders .............................................   14

FINANCIAL HIGHLIGHTS ......................................................   15

THE
GABELLI
UTILITIES
FUND

CLASS AAA SHARES

PROSPECTUS
MAY 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                        INVESTMENT ANDPERFORMANCE SUMMARY

INVESTMENT OBJECTIVE:

The Gabelli Utilities Fund (the "Fund") seeks to provide a high level of total return through a combination of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies (i) that are involved to a substantial extent in providing products, services or equipment for the generation or distribution of electricity, gas and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, cable, microwave, radiotelephone, mobile communication and cellular, paging, electronic mail, videotext, voice communications, data communications and Internet (collectively, "Utility Companies") and (ii) that the Fund's portfolio management team of the Fund's investment adviser, Gabelli Funds, LLC (the "Adviser"), believes have the potential to achieve either capital appreciation or current income. The Adviser will emphasize quality in selecting utility investments, and looks for companies that have proven dividend records and sound financial structures. Generally, Utility Companies generate relatively predictable streams of revenue and income, and in the view of the Adviser, are likely to pay dividends.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is also subject to the risks that its portfolio companies will reduce or eliminate the dividend rate on the securities held by the Fund, that no event occurs to surface value expected by the Adviser or that regulatory actions adversely affect the Fund's portfolio securities. As a consequence of its concentration policy, the Fund's investments may be subject to greater risk and market fluctuation than a fund that has securities representing a broader range of alternatives.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through Gabelli & Company, Inc., the Fund's distributor (the "Distributor"), or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:

      o     you are a long-term investor

      o     you seek growth of capital as well as current income

      o you wish to include an income strategy as a portion of your overall investments

      o you believe that the utilities industry can generate growth of capital

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o     you are conservative in your investment approach

      o     you seek stability of principal more than growth of capital

      o you do not believe the utilities industry has favorable growth prospects

PERFORMANCE:

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual


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2

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returns for one year,  five years and the life of the Fund compare with those of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


During the periods shown in the bar chart, the highest return for a quarter was 22.1% (quarter ended June 30, 2003)and the lowest return for a quarter was (20.5)% (quarter ended September 30, 2002).


                            THE GABELLI UTILITIES FUND

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

2000                16.44%
2001               -15.36%
2002               -15.06%
2003                29.47%
2004                15.59%


       AVERAGE ANNUAL TOTAL RETURNS                                                    SINCE AUGUST 31,
   (FOR THE PERIODS ENDED DECEMBER 31, 2004)          PAST ONE YEAR   PAST FIVE YEARS       1999*
------------------------------------------------      -------------   ---------------  ----------------
The Gabelli Utilities Fund Class AAA Shares
      Return Before Taxes ......................          15.59%           4.61%            8.31%
      Return After Taxes on Distributions ......          15.27%           3.44%            6.30%
      Return After Taxes on Distributions
            and Sale of Fund Shares ............          14.43%           4.27%            6.85%
S&P(R) 500 Composite Stock Price Index** .......          10.87%          (2.30)%          (0.10)%
S&P Utility Index*** ...........................          24.28%           3.73%            1.53%
Lipper Utility Fund Average**** ................          23.40%           0.47%            2.35%


------------------------
* From August 31, 1999, the date that the Fund commenced investment operations.

** The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes.


*** The S&P Utility Index is an unmanaged index consisting of the common stocks of companies operating principally in the generation or distribution of electricity and/or natural gas. The index figures do not reflect any deduction for fees, expenses or taxes.


**** The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use a capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


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                                                                               3

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FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.


REDEMPTION  FEES (for shares  held less than 60 days)  payable to the Fund 2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
     Management Fees ...........................................................      1.00%
     Distribution and Service (Rule 12b-1) Fees (1) ............................      0.25%
     Other Expenses ............................................................      0.46%
                                                                                      ----
     Total Annual Fund Operating Expenses(2) ...................................      1.71%
                                                                                      ====


------------------------
(1) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


(2) The Adviser contractually has agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding brokerage, interest, tax and extraordinary expenses) at no more than 2.00% for the Class AAA Shares. The fee waiver and expense reimbursement arrangement will continue until at least through December 31, 2005. In addition, the Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed 2.00% on an annualized basis for the Class AAA Shares. During the fiscal year ended December 31, 2004, the Fund repaid the Adviser an amount equal to 0.11% of the Fund's average daily net assets, representing previously reimbursed expenses from the Adviser. Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2004 were 1.82% of average daily net assets. Had such payment not been made, Total Annual Fund Operating Expenses would have been 1.71% of average daily net assets.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


               1 YEAR        3 YEARS       5 YEARS       10 YEARS
               ------        -------       -------       --------
                $174          $539          $928          $2,019


                         INVESTMENT AND RISK INFORMATION

The Fund's primary investment objective is to seek a high level of total return through a combination of capital appreciation and current income. The investment objective of the Fund may not be changed without shareholder approval.

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of Utility Companies which the Adviser believes have the potential to provide either capital appreciation or current income (the "80% Investment Policy"). The 80% Investment Policy may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' prior notice of any change in this policy. Generally, Utility Companies generate relatively predictable streams of revenue and income, and in the view of the Adviser, are likely to pay dividends. However, the Fund intends to focus on those companies in this industry whose common stocks have the potential for capital appreciation. The Fund's performance is expected to reflect conditions affecting the utilities industry. This industry is sensitive to factors such as interest rates, local and national government regulations, the price and availability of materials used in the particular utility, environmental protection or energy conservation regulations, the level of demand for services, and the risks associated with constructing and operating certain kinds of facilities, such as nuclear power facilities. These factors may change rapidly. The Adviser emphasizes quality in selecting utility investments, and looks for companies that have proven dividend


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4

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records and sound  financial  structures.  Believing  that the industry is under consolidation due to changes in regulation, the Fund intends to position itself to take advantage of trends in consolidation.

Undervaluation of the stock of a utility company with good intermediate and longer-term fundamentals can result from a variety of factors, such as a lack of investor recognition of:

      o     the underlying value of a company's fixed assets,

      o     the level of demand for services,

      o     the underlying value of the companies within the utilities industry,

      o     beneficial changes in interest rates,

      o     beneficial changes in the price and availability of fuel,

      o     the value of a consumer or commercial franchise,

      o changes in the economic or financial environment affecting the company,

      o     new or rapidly expanding markets,

      o technological developments or advancements affecting the company or its products,

      o changes in local and national governmental regulations, political climate or competitive conditions, or

      o     changes  in   environmental   protection   or  energy   conservation
            regulations.

Actual events that may lead to a significant increase in the value of a company's securities include:

      o     favorable earnings surprises relative to analysts' expectations,

      o     a   beneficial   change  in  the  local  or  national   governmental
            regulations,

      o a beneficial change in environmental protection regulations or energy conservation regulations,

      o     a merger or reorganization or recapitalization of the company,

      o     a sale of a division of the company,

      o     a tender offer (an offer to purchase investors' shares),

      o     the   retirement  or  death  of  a  senior  officer  or  substantial shareholder of the company, or

      o     a beneficial change in the company's dividend policy.

In selecting investments, the Adviser will look for companies that have proven dividend records and sound financial structures. The Adviser will consider factors such as (i) the market price of the issuer's common stocks, earnings expectations, earnings and price histories, balance sheet characteristics, perceived management skills and the conditions affecting the industry in which the issuer practices; (ii) the level of interest rates, local and national government regulations, the price and availability of materials used in the particular utility, environmental protection or energy conservation regulations, the level of demand for services, and the risks associated with constructing and operating certain kinds of facilities such as nuclear power facilities; (iii) the potential for capital appreciation of the stock; (iv) the dividend income generated by the stock; (v) the prices of the stock relative to other comparable stock; and (vi) the diversification of the portfolio of the Fund as to issuers. The Adviser will also consider changes in economic and political outlooks as well as individual corporate developments. The Adviser will sell any Fund investments which lose their perceived value relative to other investments in the judgment of the portfolio management team.

The Fund's assets will be invested primarily in a broad range of readily marketable dividend-paying common stocks in the utilities industry. Although many of the common stocks will pay above average dividends, the Fund will buy stock of those companies whose securities have the potential for their prices to increase, providing either capital appreciation or current income for the Fund. The value of common stocks will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of common stocks only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.


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                                                                               5

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The Fund's policy of  concentration  in companies in the  utilities  industry is also a fundamental policy of the Fund. Fundamental policies may not be changed without the authorization of a majority (as defined in the Investment Company Act of 1940, as amended), of the Fund's outstanding shares. The Fund does not have any other fundamental policies.

The Fund may also use the following investment technique:

      o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include high grade debt securities, obligations of the U.S. government and its agencies and instrumentalities or high quality short-term money market instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment goal.

The Fund may also engage in other investment practices in order to achieve its investment objective. These are briefly discussed in the Statement of Additional Information which may be obtained by calling 800-GABELLI (800-422-3554) or your broker.

Investing in the Fund involves the following risks:

      o EQUITY RISK. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.

      o FUND AND MANAGEMENT RISK. The Fund's performance may be poorer than that of other funds if, for example, the market favors stocks of companies from different industries over stocks of companies from the utilities industry. If the portfolio management team is incorrect in its assessment of the values of the securities the Fund holds, no event occurs which surfaces value or any of the companies either cease to pay dividends or reduce the level of dividends paid, then the value of the Fund's shares may decline.

      o INDUSTRY RISK. The Fund's investments in utility companies may be more susceptible to factors affecting those particular types of companies and may decline in value because of various factors, including increases in operating expenses, high interest costs, higher inflation, industry overcapacity or reduced demand for services.

      o REGULATORY RISK. The Fund's investments in utility companies may lose value because of changes in the amounts and types of governmental and environmental regulation. Various regulatory regimes impose limitations on the percentage of the shares of a public utility held by an investment company for its clients. In addition, various types of ownership restrictions are imposed by the Public Utilities Holding Act of 1935, as amended, on energy utility companies and by the Federal Communications Commission, on investments both in mass media companies, such as broadcasters and cable operators, as well as in common carrier companies, such as the providers of local telephone service and cellular radio. Moreover, deregulation of various sectors of the utilities industry could have a negative impact on the Fund's shares as certain companies prove to be less able to meet the challenge of deregulation.

PORTFOLIO HOLDINGS. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI").


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6

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                             MANAGEMENT OF THE FUND


THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund's investment program and manages the Fund's operations under the general supervision of the Fund's Board of Trustees. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to Gabelli Group Capital Partners, Inc. (formerly named Gabelli Funds, Inc.), a New York corporation organized in 1980. The Adviser is a wholly owned subsidiary of Gabelli Asset Management Inc., ("GBL") a publicly traded company listed on the New York Stock Exchange ("NYSE").


As compensation for its services and the related expenses borne by the Adviser, for the fiscal year ended December 31, 2004, the Fund paid the Adviser a fee equal to 1.00% of the value of its average daily net assets. A discussion regarding the reasons for the approval of the Fund's investment advisory contract with the Adviser will be available in the Fund's semi-annual report for the period ending June 30, 2005.

The Adviser contractually has agreed to waive its investment advisory fees and/or reimburse expenses to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 2.00%. The fee waiver and expense reimbursement arrangement will continue until at least through December 31, 2005. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 2.00%.


PORTFOLIO MANAGEMENT. The Fund's investments are managed by an investment team ("Investment Team") comprised of Mr. Mario J. Gabelli, CFA and Mr. Barry Abramson, CFA. Mr. Gabelli is primarily responsible for the day to day investment decisions of the Fund. Mr. Gabelli has been Chairman, Chief Executive Officer and Chief Investment Officer - Value Portfolios of the Adviser and its predecessor since its inception as well as its parent company, Mr. Abramson provides research, insight and investment recommendations for consideration by Mr. Gabelli. Mr. Gabelli also acts as Chief Executive Officer and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc., a wholly owned subsidiary of GBL, and is an officer or director of other companies affiliated with GBL. Mr. Abramson has been a Vice President and Research Analyst for Gabelli &Company, Inc. since 2002. He was a Managing Director and Senior U.S. Utilities Analyst at UBS Warburg prior to 2002.

The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.



RULE 12b-1 PLAN. The Fund has adopted a plan under Rule 12b-1 (the "Plan") which authorizes payments by the Fund on an annual basis of 0.25% of its average daily net assets attributable to Class AAA Shares to finance distribution of its Class AAA Shares. The Fund may make payments under this Plan for the purpose of financing any activity primarily intended to result in the sale of Class AAA Shares of the Fund. To the extent any activity is one that the Fund may finance without a distribution plan, the Fund may also make payments to compensate such activity outside of the Plan and not be subject to its limitations. Because payments under the Plan are paid out of Fund assets on an ongoing basis, over time the fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Due to the payment of 12b-1 fees, long-term shareholders may indirectly cost you more than the equivalent of the maximum permitted front-end sales charge.



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                                                                               7
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                               PURCHASE OF SHARES

You can purchase the Fund's shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares directly through the Distributor, directly from the Fund through the Fund's transfer agent or through registered broker-dealers that have entered into selling agreements with the Distributor specifically with respect to Class AAA Shares.

o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Gabelli Utilities Fund" to:

     BY MAIL                                      BY PERSONAL DELIVERY
     -------                                      --------------------
     THE GABELLI FUNDS                            THE GABELLI FUNDS
     P.O. BOX 8308                                C/O BFDS
     BOSTON, MA 02266-8308                        66 BROOKS DRIVE
                                                  BRAINTREE, MA 02184

You can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, the name of the Fund and class of shares you wish to purchase.

o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                         RE: THE GABELLI UTILITIES FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110

      If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers.

SHARE PRICE. The Fund sells its Class AAA Shares at the net asset value next determined after the Fund receives your completed subscription order form, but does not issue the shares to you until it receives full payment. See "Pricing of Fund Shares" for a description of the calculation of net asset value.

MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum subsequent investment requirement. Broker-dealers may have different minimum investment requirements.

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Fund makes available IRA, "Roth" IRA and "Coverdell" Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.


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8
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AUTOMATIC INVESTMENT PLAN. The Fund offers an automatic monthly investment plan.
There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Fund by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

GENERAL. State Street will not issue share certificates unless you request them. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirements.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information, for each investor who opens or reopens an account with the Fund. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder's identity.


THIRD PARTY ARRANGEMENTS. The Distributor and its affiliates utilize a portion of their assets, which may include revenues received from 12b-1 fees, to pay all or a portion of the charges of various programs that make shares of the Fund available to their customers. Subject to tax limitations and approval by the Board of Trustees, the Fund pays out of assets other than 12b-1 payments, a portion of these charges generally representing savings of expenses the Fund would incur in maintaining shareholder accounts for those who invest in the Fund through these programs.


The Distributor or an affiliate may, from time to time, at its expense out of its own financial resources (a source of which may be payment under the Fund's distribution plans), make cash payments to some but not all brokers, dealers or financial intermediaries for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customer's assets in the Fund. These payments, sometimes referred to as "revenue sharing", do not change the price paid by investors to purchase the Fund's shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Fund or to shareholders in the Fund, including (without limitation) shareholder servicing, transaction processing, subaccounting services, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker, dealer or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer or other financial intermediary provides shareholder services to Fund shareholders. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar amount.

The Distributor negotiates the level of payments described above to any particular broker dealer or intermediary with each firm. Currently, such payments range from .10% to .40% per year of the average daily net assets of the Fund attributable to the particular firm depending on the nature and level of services and other factors.


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                                                                               9
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                              REDEMPTION OF SHARES

You can redeem shares of the Fund on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the Securities and Exchange Commission orders the Fund to suspend redemptions.

The Fund redeems its shares at the net asset value next determined after the time as of which the Fund receives your redemption request in proper form. See "Pricing of Fund Shares" for a description of the calculation of net asset value.

The Fund is intended for long-term investors and not for those who with to trade frequently in Fund shares. The Fund believes that excessive short-term trading of Fund shares, such as by traders seeking short-term profits from market momentum, time zone arbitrage and other timing strategies, creates risks for the Fund and its long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs and potential dilution in value of shares.


In order to discourage frequent short-term trading in Fund shares, effective as of November 1, 2004, the Fund has adopted policies and procedures which impose a 2.00% redemption fee (short-term trading fee) on shares that are redeemed or exchanged within 60 days after the date of a purchase. This fee is calculated based on the shares' aggregate net asset value on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge; it is retained by the Fund and does not benefit the Fund's Adviser or any other third party. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be treated as being redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to the Fund's exchange privilege. The redemption fee also will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Fund,
(iii) shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) shares were purchased through certain qualifed and non-qualified retirement plans if recordkeepers for retirement plan participants cannot implement redemption fees because of systems limitations, and provided that such recordkeepers provide verification to that effect. Such recordkeepers may be permitted to delay, temporarily, the implementation of redemption fees. To do so, all such recordkeepers must apply for an extension and are expected to implement the redemption fees by June 30, 2005. These programs include programs utilizing omnibus accounts. The Fund seeks to apply these policies uniformly.

The Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund's view, is likely to engage in excessive trading or if such purchase is not in the best interest of the Fund and to limit, delay or impose conditions on exchanges or purchases. The Fund has adopted a policy of seeking to minimize short-term trading in its shares and monitors purchase and redemption activities to assist in minimizing short-term trading.


You may redeem shares through the Distributor or directly from the Fund through the Fund's transfer agent.

      o     BY LETTER. You may mail a letter requesting redemption of shares to:
            THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you wish to redeem and your account number. You must sign the letter in exactly the same way the account is registered and if there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.


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10

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      o     BY  TELEPHONE  OR THE  INTERNET.  Unless  you  have  requested  that
            telephone  or  Internet   redemptions   from  your  account  not  be
            permitted,  you may redeem your shares in an account  (including  an
            IRA) directly registered with State Street by calling either 800-GABELLI (800-422-3554) or 800-872- 5365 (617-328-5000 from
            outside   the   United   States)   or   visiting   our   website  at
            www.gabelli.com. IRA holders should consult a tax adviser concerning tax rules applicable to IRAs. If State Street properly acts on
            telephone  or  Internet   instructions  after  following  reasonable
            procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Adviser (see "Exchange of Shares"). Among the procedures that State Street may use are passwords or verification of personal information. The Fund may impose limitations from time to time on telephone or Internet redemptions.

      1. TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

      2. TELEPHONE OR INTERNET REDEMPTION BY BANK WIRE. The Fund accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day.

AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Call 800-GABELLI (800-422-3554) for more information about this plan.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA) if its value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $1,000.

REDEMPTION PROCEEDS. A redemption request received by the Fund will be effected at the net asset value next determined after the Fund receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 10 days following purchase. While the Fund will delay the processing of the payment until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

The Fund may pay your redemption proceeds wholly or partly in portfolio securities. Payments would be made in portfolio securities only in the rare instance that the Fund's Board of Trustees believes that it would be in the Fund's best interest not to pay redemption proceeds in cash.

                               EXCHANGE OF SHARES

You can exchange shares of the Fund you hold for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange call 800-GABELLI (800-422-3554). You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates. The Fund or any of the other funds may impose limitations on, or terminate, the exchange privilege with respect to such fund or any investor at any time.


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                                                                              11
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In effecting an exchange:

      o you must meet the minimum investment requirements for the fund whose shares you purchase through exchange;

      o if you are exchanging to a fund with a higher sales charge, you must pay the difference at the time of exchange;

      o if you are exchanging from a fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange;

      o     you may realize a taxable gain or loss;

      o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554), or visit our website at www.gabelli.com to obtain the prospectus

      o you should be aware that brokers may charge a fee for handling an exchange for you.

You may exchange shares through the Distributor, directly through the Fund's transfer agent or through a registered broker-dealer.

      o     EXCHANGE  BY  TELEPHONE.  You  may  give  exchange  instructions  by
            telephone  by  calling  800-GABELLI  (800-422-3554).   You  may  not
            exchange shares by telephone if you hold share certificates.

      o     EXCHANGE BY MAIL.  You may send a written  request for exchanges to:
            THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the funds whose shares you wish to acquire.

      o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. The Fund may impose limitations from time to time on Internet exchanges.

You will be given notice 60 days prior to any material change in the exchange privilege.

The Fund may modify or terminate the exchange privilege at any time.

Your broker may charge you a processing fee for assisting you in purchasing or redeeming shares of the Fund. This charge is set by your broker and does not benefit the Fund or the Adviser in any way. It is in addition to the sales charges and other costs described in this Prospectus and must be disclosed to you by your broker.

                             PRICING OF FUND SHARES

The Fund's net asset value per share is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


The Fund's net asset value per share is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the Class AAAShares by the total number of its Class AAA Shares outstanding at the time the determination is made. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the calculation of net asset value per share next made as of a time after the time as of which the purchase or redemption order is received in proper form.

Portfolio securities for which market quotations are readily available are valued at their current market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to policies and procedures approved by the Fund's Board of Trustees. Debt securities



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12
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that are not credit  impaired with  remaining  maturities of 60 days or less are generally valued at their amortized cost. Pursuant to the Fund's pricing procedures, securities for which market quotations are not readily available, and therefore are subject to being fair valued, may include securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund). Market prices are also deemed not to be readily available in circumstances when an event has occurred after the close of the principal foreign market on which a security trades but before the time for determination of the Fund's net asset value that has affected, or is likely to affect, more than minimally the net asset value per share of the Fund. Currently, the Fund fair values securities traded primarily on markets that close prior to the time as of which the Fund's net asset value is calculated whenever the Fund concludes that occurrences after such closing times may have more than a minimal effect on the value of its portfolio.


When a market price is not readily available, a portfolio security is valued at its fair value, as determined in good faith under procedures established by the Board of Trustees. In determining fair value, the Fund's pricing procedures establish a process and methodology to be employed by the Adviser in attempting to ascertain, in good faith, fair value. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair valuation procedures are used only when it is not possible to be sure what value should be attributed to a particular asset or when an event will affect the market price of an asset and to what extent. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset. The Board of Trustees will review the Adviser's fair value determinations periodically. The values of the Fund's portfolio may change on days the Fund is closed and on which you are not able to purchase or sell you shares.


                           DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay dividends, if any, monthly, and to distribute, at least annually, substantially all net realized capital gains. You may have dividends or capital gain distributions that are declared by the Fund automatically reinvested at net asset value in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or Fund shares at the time you purchase your shares. You may change this election by notifying the Fund or broker in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price based on the net asset value per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, however the Fund has been distributing $0.07 per share on a monthly basis. To the extent that distributions are in excess of the Fund's taxable income, the distributions will be treated as a non-taxable return of capital. There can be no assurance that the Fund will pay any dividends or realize any capital gains.

                                 TAX INFORMATION

The Fund expects that distributions will consist primarily of investment company taxable income and net capital gains. Dividends out of investment company taxable income and distributions of net short-term capital gains (I.E., gains from assets held by the Fund for one year or less) are taxable to you as ordinary income except that qualifying dividends are eligible for a reduced rate. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates. The Fund's distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to federal, state or local taxes. A redemption of Fund shares or an exchange of the Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax.


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                                                                              13
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This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the SAI that is incorporated by reference into this Prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Fund.

                             MAILINGS TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings, in accordance with your instructions within 30 days of your request.

--------------------------------------------------------------------------------

                       GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

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14
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                              FINANCIAL HIGHLIGHTS


The Financial Highlights table is intended to help you understand the financial performance of the Fund for the past five fiscal years. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund's Class AAA Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Fund's financial statements and related notes are included in the Fund's annual report, which is available upon request.


Selected data for a share of beneficial interest outstanding throughout each period:

                                     INCOME
                           FROM INVESTMENT OPERATIONS                                        DISTRIBUTIONS
                --------------------------------------------------     -------------------------------------------------------
                                              Net
                Net Asset                Realized and      Total                       Net
   Period         Value,         Net       Unrealized       from          Net        Realized
   Ended        Beginning    Investment  Gain/(Loss) on  Investment    Investment    Gain on       Return of          Total
December 31     of Period     Income(a)    Investments   Operations      Income     Investments     Capital       Distributions
-----------     ---------   -----------    -----------   ----------    -----------  ------------   -----------   --------------
CLASS AAA
   2004          $  8.03       $  0.15       $  1.02       $  1.17        $ (0.13)    $ (0.02)       $ (0.69)       $ (0.84)
   2003             6.96          0.14          1.77          1.91          (0.14)         --          (0.70)         (0.84)
   2002             9.13          0.22         (1.55)        (1.33)         (0.22)         --          (0.62)         (0.84)
   2001            11.72          0.11         (1.86)        (1.75)         (0.11)         --          (0.73)         (0.84)
   2000            10.89          0.89          0.83          1.72          (0.89)         --             --          (0.89)


                                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                     ----------------------------------------------------------------------
                              Net Asset              Net Assets                  Operating        Operating
    Period                     Value,                  End of        Net         Expenses          Expenses       Portfolio
    Ended       Redemption     End of       Total      Period     Investment      Net of            Before         Turnover
 December 31      Fees(a)      Period      Return++  (in 000's)     Income    Reimbursements   Reimbursements(c)     Rate
 -----------      -------      ------      --------  ----------   ----------  --------------   -----------------  ----------
CLASS AAA
   2004          $  0.00(b)     $  8.36       15.6%    $81,471       1.85%          1.82%            1.82%              17%
   2003               --           8.03       29.5      43,526       1.92           2.00             2.00               39
   2002               --           6.96      (15.1)     13,215       2.91           2.00             2.64               41
   2001               --           9.13      (15.4)      9,727       1.02           2.00             2.49              110
   2000               --          11.72       16.4      13,281       8.31           2.00             2.88              215

-------------
++ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for less than one year is not annualized.

(a)   Per share data is calculated using the average shares outstanding method.

(b)   Amount represents less than $0.005 per share.


(c) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $66,719 during 2004, representing previously reimbursed expenses from the Adviser. During the fiscal year ended December 31, 2004, had such payment not been made, the expense ratio would have been 1.71% for Class AAA.

--------------------------------------------------------------------------------

                           THE GABELLI UTILITIES FUND

                                 CLASS AAA SHARES

--------------------------------------------------------------------------------

FOR MORE INFORMATION:

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

The Fund's semi-annual and audited annual reports to shareholders contain additional information on the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.

--------------------------------------------------------------------------------
 You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Fund by contacting:


                           The Gabelli Utilities Fund

                              One Corporate Center

                               Rye, NY 10580-1422

                      Telephone: 800-GABELLI (800-422-3554)

                                 www.gabelli.com
--------------------------------------------------------------------------------

You can review and/or copy the Fund's prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

      o     Free from the Fund's website at www.gabelli.com.

      o For a fee, by electronic request at publicinfo@sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or calling 1-202-942-8090.

      o Free from the EDGAR Database on the commission's website at www.sec.gov.

Investment Company Act File No. 09397

--------------------------------------------------------------------------------

                           THE GABELLI UTILITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 (800-422-3554)
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                             EMAIL: INFO@GABELLI.COM
                (Net Asset Value may be obtained daily by calling
                          800-GABELLI after 6:00 p.m.)

                 ---------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
                 ---------------------------------------------

                                TABLE OF CONTENTS

INVESTMENT AND PERFORMANCE SUMMARY .........................................   2

INVESTMENT AND RISK INFORMATION ............................................   5

MANAGEMENT OF THE FUND .....................................................   8


    Classes of Shares ......................................................   8


    Purchase of Shares .....................................................  13


    Redemption of Shares ...................................................  15


    Exchange of Shares .....................................................  17

    Pricing of Fund Shares .................................................  18

    Dividends and Distributions ............................................  19

    Tax Information ........................................................  19

    Mailings to Shareholders ...............................................  19

FINANCIAL HIGHLIGHTS .......................................................  20

THE
GABELLI
UTILITIES
FUND

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

CLASS I SHARES

PROSPECTUS
MAY 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                        INVESTMENT ANDPERFORMANCE SUMMARY

INVESTMENT OBJECTIVE:

The Gabelli Utilities Fund (the "Fund") seeks to provide a high level of total return through a combination of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies (i) that are involved to a substantial extent in providing products, services or equipment for the generation or distribution of electricity, gas and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, cable, microwave, radiotelephone, mobile communication and cellular, paging, electronic mail, videotext, voice communications, data communications and Internet (collectively, "Utility Companies") and (ii) that the Fund's portfolio management team of the Fund's investment adviser, Gabelli Funds, LLC (the "Adviser"), believes have the potential to achieve either capital appreciation or current income. The Adviser will emphasize quality in selecting utility investments, and looks for companies that have proven dividend records and sound financial structures. Generally, Utility Companies generate relatively predictable streams of revenue and income, and in the view of the Adviser, are likely to pay dividends.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is also subject to the risks that its portfolio companies will reduce or eliminate the dividend rate on the securities held by the Fund, that no event occurs to surface value expected by the Adviser or that regulatory actions adversely affect the Fund's portfolio securities. As a consequence of its concentration policy, the Fund's investments may be subject to greater risk and market fluctuation than a fund that has securities representing a broader range of alternatives.

YOU MAY WANT TO INVEST IN THE FUND IF:

      o     you are a long-term investor

      o     you seek growth of capital as well as current income

      o you wish to include an income strategy as a portion of your overall investments

      o you believe that the utilities industry can generate growth of capital

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o     you are conservative in your investment approach

      o     you seek stability of principal more than growth of capital

      o you do not believe the utilities industry has favorable growth prospects


--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------

PERFORMANCE:

The bar chart shown below and table that follows provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since the Fund began in 1999), and by showing how the Fund's average annual returns for one year, five years and the life of the Fund compare with those of a broad-based securities market index. The historical performance of Class AAA Shares, which are not offered in this Prospectus, is used to calculate performance for Class A, B and C shares prior to their issuance on December 31, 2002. Class I Shares have not yet been offered to the public. All the classes of the Fund's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Average annual total returns for the life of the Fund have been adjusted to reflect actual sales loads, but have not been adjusted to reflect differences in service and/or distribution fees. The performance for the Class A Shares, Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume the reinvestment of dividends and distributions.

                            THE GABELLI UTILITIES FUND

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

2000                 16.44%
2001                -15.36%
2002                -15.06%
2003                 29.92%
2004                 15.39%


The bar chart above shows total returns for Class AAA Shares for the periods ended 2000 through 2002 and total returns for Class A Shares for the periods ended 2003 and 2004. Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the period shown in the bar chart, the highest return for a quarter was 22.0% (quarter ended June 30, 2003) and the lowest return for a quarter was (20.5)% (quarter ended September 30, 2002).



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


            AVERAGE ANNUAL TOTAL RETURNS                                                         SINCE AUGUST 31,
      (FOR THE PERIODS ENDED DECEMBER 31, 2004)             PAST ONE YEAR     PAST FIVE YEARS        1999(1)
-------------------------------------------------------     -------------     ---------------    ----------------
The Gabelli Utilities Fund Class A Shares (2)
      Return Before Taxes .............................           8.78%            3.42%               7.15%
      Return After Taxes on Distributions .............           8.51%            2.27%               5.17%
      Return After Taxes on Distributions
          and Sale of Fund Shares .....................           8.90%            3.28%               5.88%
Class B Shares ........................................                                                  (2)
      Return Before Taxes .............................           9.54%            3.96%               7.83%
Class C Shares ........................................                                                  (2)
      Return Before Taxes .............................          13.64%            4.32%               8.02%
 S&P(R) 500 Composite Stock Price Index* ..............          10.87%           (2.30)%             (0.10)%
 S&P Utility Index** ..................................          24.28%            3.73%               1.53%
      Lipper Utility Fund Average*** ..................          23.40%            0.47%               2.35%

------------------------
(1) From August 31, 1999, the date that the Fund's Class AAA Shares commenced investment operations. Through fiscal year ended December 31, 2002 the returns shown for Class A, Class B and Class C Shares are those of Class AAA Shares, which are not offered in this Prospectus. Net of applicable sales charges and 12b-1 fees, the Class AAA Shares, the Class AShares, the Class B Shares and the Class C Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. Annual returns of the Class AShares, Class B Shares and Class C Shares would be lower because of their applicable sales charges and fees. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

(2) Class A shares include the effect of the initial sales charge and Class B and Class C Shares include the effect of the contingent deferred sales charge but do not reflect the higher expenses applicable to Class B and Class C Shares for the periods prior to their introduction.


* The S&P500 Composite Stock Price Index is a widely recognized, unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes.


** The S&P's Utility Index is an unmanaged index consisting of the common stocks of companies operating principally in the generation or distribution of electricity and/or natural gas. The index figures do not reflect any deduction for fees, expenses or taxes.


*** The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use a capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the difference in expenses.

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                                 CLASS A         CLASS B          CLASS C          CLASS I
                                                                 SHARES          SHARES           SHARES           SHARES
                                                                 -------         -------          -------          -------
SHAREHOLDER FEES (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases
   (as a percentage of offering price) ....................       5.75%(1)         None             None             None
Maximum Deferred Sales Charge (Load)
   (as a percentage of redemption price(4)) ...............       None(2)          5.00%(3)         1.00%(3)         None
REDEMPTION FEES (for shares held less than 60 days
   payable to the Fund) ...................................       2.00%            2.00%            2.00%            2.00%
ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets):
Management Fees ...........................................       1.00%            1.00%            1.00%            1.00%
Distribution and Service (Rule 12b-1) Fees(5) .............       0.25%            1.00%            1.00%            None
Other Expenses ............................................       0.46%            0.46%            0.46%            0.46%
                                                                  ----             ----             ----             ----
Total Annual Fund Operating Expenses(6) ...................       1.71%            2.46%            2.46%            1.46%
                                                                  ====             ====             ====             ====


------------------------


--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------

(1)   The sales charge declines as the amount invested increases.

(2) If no sales charge was paid at the time of purchase as part of an investment that is greater than $2,000,000, shares redeemed within twenty-four months of such purchase may be subject to a deferred sales charge of 1.00%.

(3) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within seventy-two months after purchase. The sales charge declines the longer the investment remains in the Fund. A maximum sales charge of 1.00% applies to redemptions of Class C Shares within twelve months after purchase.

(4) "Redemption Price" equals the net asset value at the time of investment or redemption, whichever is lower for Class A, Class B and Class C Shares. Class I Shares have not yet been offered to the public and therefore Total Annual Operating Expenses for Class I Shares are based on estimated amounts.

(5) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


(6) The Adviser contractually has agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 2.00%, 2.75%, 2.75% and 1.75% for Class A, B, C and Class I Shares, respectively. The fee waiver/expense reimbursement arrangement will continue until at least through December 31, 2005. In addition, the Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed 2.00%, 2.75%, 2.75% and 1.75% on an annualized basis for Class A, B, C and Class I Shares, respectively. During the fiscal year ended December 31, 2004, the Fund repaid the Adviser an amount equal to 0.11% of the Fund's average daily net assets, representing previously reimbursed expenses from the Adviser. Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2004 were 1.82%, 2.57% and 2.57% of average daily net assets for Class A, Class B, and Class C Shares, respectively. Had such payment not been made, Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2004 would have been 1.71%, 2.46% and 2.46% of average daily net assets for Class A, B and C Shares, respectively.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in share of the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, except as noted, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                         1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                         ------      ------      ------     --------
Class A Shares
      - assuming redemption .......      $  739      $1,083      $1,450      $2,478
      - assuming no redemption ....      $  739      $1,083      $1,450      $2,478
Class B Shares
      - assuming redemption .......      $  749      $1,067      $1,511      $2,611
      - assuming no redemption ....      $  249      $  767      $1,311      $2,611
Class C Shares
      - assuming redemption .......      $  349      $  767      $1,311      $2,796
      - assuming no redemption ....      $  249      $  767      $1,311      $2,796
Class I Shares
      - assuming redemption .......      $  149      $  462      $  797      $1,746
      - assuming no redemption ....      $  149      $  462      $  797      $1,746


                         INVESTMENT AND RISK INFORMATION

The Fund's primary investment objective is to seek a high level of total return through a combination of capital appreciation and current income. The investment objective of the Fund may not be changed without shareholder approval.

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of Utility Companies which the Adviser believes have the potential to provide either capital appreciation or current income (the "80% Investment Policy"). The 80% Investment Policy may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' prior notice of any change in this policy. Generally, Utility Companies generate relatively predictable streams of revenue and income, and in the view of the Adviser, are likely to pay dividends. However, the Fund intends to focus on those companies in this industry whose common stocks have the potential for capital appreci-


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ation. The Fund's performance is expected to reflect conditions affecting the utilities industry. This industry is sensitive to factors such as interest rates, local and national government regulations, the price and availability of materials used in the particular utility, environmental protection or energy conservation regulations, the level of demand for services, and the risks associated with constructing and operating certain kinds of facilities, such as nuclear power facilities. These factors may change rapidly. The Adviser emphasizes quality in selecting utility investments, and looks for companies that have proven dividend records and sound financial structures. Believing that the industry is under consolidation due to changes in regulation, the Fund intends to position itself to take advantage of trends in consolidation.

Undervaluation of the stock of a utility company with good intermediate and longer-term fundamentals can result from a variety of factors, such as a lack of investor recognition of:

      o     the underlying value of a company's fixed assets,

      o     the level of demand for services,

      o     the underlying value of the companies within the utilities industry,

      o     beneficial changes in interest rates,

      o     beneficial changes in the price and availability of fuel,

      o     the value of a consumer or commercial franchise,

      o changes in the economic or financial environment affecting the company,

      o     new or rapidly expanding markets,

      o technological developments or advancements affecting the company or its products,

      o changes in local and national governmental regulations, political climate or competitive conditions, or

      o     changes  in   environmental   protection   or  energy   conservation
            regulations.

Actual events that may lead to a significant increase in the value of a company's securities include:

      o     favorable earnings surprises relative to analysts' expectations,

      o     a   beneficial   change  in  the  local  or  national   governmental
            regulations,

      o a beneficial change in environmental protection regulations or energy conservation regulations,

      o     a merger or reorganization or recapitalization of the company,

      o     a sale of a division of the company,

      o     a tender offer (an offer to purchase investors' shares),

      o     the   retirement  or  death  of  a  senior  officer  or  substantial shareholder of the company, or

      o     a beneficial change in the company's dividend policy.

In selecting investments, the Adviser will look for companies that have proven dividend records and sound financial structures. The Adviser will consider factors such as (i) the market price of the issuer's common stocks, earnings expectations, earnings and price histories, balance sheet characteristics, perceived management skills and the conditions affecting the industry in which the issuer practices; (ii) the level of interest rates, local and national government regulations, the price and availability of materials used in the particular utility, environmental protection or energy conservation regulations, the level of demand for services, and the risks associated with constructing and operating certain kinds of facilities such as nuclear power facilities; (iii) the potential for capital appreciation of the stock; (iv) the dividend income generated by the stock; (v) the prices of the stock relative to other comparable stock; and (vi) the diversification of the portfolio of the Fund as to issuers. The Adviser will also consider changes in economic and political outlooks as well as individual corporate developments. The Adviser will sell any Fund investments which lose their perceived value relative to other investments in the judgment of the portfolio management team.


--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------

The Fund's assets will be invested primarily in a broad range of readily marketable dividend-paying common stocks in the utilities industry. Although many of the common stocks will pay above average dividends, the Fund will buy stock of those companies whose securities have the potential for their prices to increase, providing either capital appreciation or current income for the Fund. The value of common stocks will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of common stocks only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

The Fund's policy of concentration in companies in the utilities industry is a fundamental policy of the Fund. Fundamental policies may not be changed without the authorization of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), of the Fund's outstanding shares. The Fund does not have any other fundamental policies.

The Fund may also use the following investment technique:

      o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include high grade debt securities, obligations of the U.S. government and its agencies and instrumentalities or high quality, short-term money market instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment goal.

The Fund may also engage in other investment practices in order to achieve its investment objective. These are briefly discussed in the Statement of Additional Information which may be obtained by calling 800-GABELLI (800-422-3554) or your broker.

Investing in the Fund involves the following risks:

      o EQUITY RISK. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.

      o FUND AND MANAGEMENT RISK. The Fund's performance may be poorer than that of other funds if, for example, the market favors stocks of companies from different industries over stocks of companies from the utilities industry. If the portfolio management team is incorrect in its assessment of the values of the securities the Fund holds, no event occurs which surfaces value or any of the companies either cease to pay dividends or reduce the level of dividends paid, then the value of the Fund's shares may decline.

      o INDUSTRY RISK. The Fund's investments in Utility Companies may be more susceptible to factors affecting those particular types of companies and may decline in value because of various factors, including increases in operating expenses, high interest costs, higher inflation, industry overcapacity or reduced demand for services.

      o REGULATORY RISK. The Fund's investments in Utility Companies may lose value because of changes in the amounts and types of governmental and environmental regulation. Various regulatory regimes impose limitations on the percentage of the shares of a public utility held by an investment company for its clients. In addition, various types of ownership restrictions are imposed by the Public Utilities Holding Act of 1935, as amended, on energy utility companies and by the Federal Communications Commission, on investments both in mass media companies, such as broadcasters and cable operators, as well as in common carrier companies, such as the providers of local telephone service and cellular radio. Moreover, deregulation of various sectors of the


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

            utilities industry could have a negative impact on the Fund's shares as certain companies prove to be less able to meet the challenge of deregulation.

PORTFOLIO HOLDINGS. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI").

                             MANAGEMENT OF THE FUND

THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund's investment program and manages the Fund's operations under the general supervision of the Fund's Board of Trustees. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to Gabelli Group Capital Partners, Inc. (formerly named Gabelli Funds, Inc.), a New York corporation organized in 1980. The Adviser is a wholly-owned subsidiary of Gabelli Asset Management Inc., ("GBL") a publicly traded company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Adviser, for the fiscal year ended December 31, 2004, the Fund paid the Adviser a fee equal to 1.00% of the value of its average daily net assets. A discussion regarding the reasons for the approval of the Fund's investment advisory contract with the Adviser will be available in the Fund's semi-annual report for the period ending June 30, 2005.

The Adviser contractually has agreed to waive its investment advisory fees and/or reimburse expenses to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 2.00% for Class A Shares, 2.75% for Class B Shares and Class C Shares and 1.75% for Class I Shares. The fee waiver and expense reimbursement arrangement will continue until at least through December 31, 2005.

In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 2.00% for Class A Shares, 2.75% for Class B Shares and Class C Shares and 1.75% for Class I Shares.


PORTFOLIO MANAGEMENT. The Fund's investments are managed by an investment team ("Investment Team") comprised of Mr. Mario J. Gabelli, CFA and Mr. Barry Abramson, CFA. Mr. Gabelli is primarily responsible for the day to day investment decisions of the Fund. Mr. Gabelli has been Chairman, Chief Executive Officer and Chief Investment Officer - Value Portfolios of the Adviser and its predecessor since its inception as well as its parent company, GBL. Mr. Gabelli also acts as Chief Executive Officer and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc., a wholly owned subsidiary of GBL, and is an officer or director of other companies affiliated with GBL. Mr. Abramson provides research, insight and investment recommendations for consideration by Mr. Gabelli. Mr. Abramson has been a Vice President and Research Analyst for Gabelli &Company, Inc. since 2002. He was a Managing Director and Senior U.S. Utilities Analyst at UBS Warburg prior to 2002.

The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.


                                CLASSES OF SHARES

Four classes of the Fund's shares are offered in this Prospectus - Class A Shares, Class B Shares and Class C Shares and Class I Shares. Class AAAShares of the Fund are described in a separate prospectus. Class I Shares may be purchased only by institutions that make an initial investment of at least $500,000 if the investor purchases directly through the Distributor or brokers that have entered into sell-


--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------

ing agreements with the Distributor specifically with respect to Class I Shares. Class B Shares are not currently available for new purchases, other than exchanges from Class B Shares of other Gabelli funds. The table that follows summarizes the differences among the classes of shares.

      o A "front-end sales load," or sales charge, is a one-time fee charged at the time of purchase of shares.

      o A "contingent deferred sales charge" ("CDSC") is a one-time fee charged at the time of redemption.

      o A "Rule 12b-1 fee" is a recurring annual fee for distributing shares and servicing shareholder accounts based on the Fund's average daily net assets attributable to the particular class of shares.

------------------------------------------------------------------------------------------------------------------------------------
                              CLASS A SHARES              CLASS B SHARES               CLASS C SHARES           CLASS I SHARES
------------------------------------------------------------------------------------------------------------------------------------
Front-End Sales Load?     Yes. The percentage         No.                          No.                      No.
                          declines as the amount
                          invested increases.
------------------------------------------------------------------------------------------------------------------------------------
Contingent Deferred       No, except for shares       Yes, for shares              Yes, for shares          No.
Sales Charge?             redeemed within twenty-     redeemed within seven-       redeemed within twelve
                          four months after pur-      ty-two months after pur-     monthsafter purchase.
                          chase as part of an         chase. Declines
                          investment greater than     over time.
                          $2 million if no front-end
                          sales charge was paid
                          at the time of purchase.
------------------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fee            0.25%                       1.00%                        1.00%                    None.
------------------------------------------------------------------------------------------------------------------------------------
Convertible to Another    No.                         Yes. Automatically con-      No.                      No.
Class?                                                verts to Class A Shares
                                                      approximately ninety-six
                                                      months after purchase.
------------------------------------------------------------------------------------------------------------------------------------
Fund Expense Levels       Lower annual expenses       Higher annual expenses       Higher annual            Lower annual expenses
                          than Class B or Class C     than Class A Shares and      expenses than Class A    than Class A, Class B or
                          Shares. Higher annual       Class I Shares.              Shares and Class I       Class C Shares.
                          expenses than Class I                                    Shares.
                          Shares.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                        IF YOU...                                                     THEN YOU SHOULD CONSIDER...
--------------------------------------------------------------------------------------------------------------------------------
o qualify for a reduced or waived front-end sales load              purchasing Class A Shares instead of Class B Shares or
                                                                    Class C Shares
--------------------------------------------------------------------------------------------------------------------------------
o do not qualify for a reduced or waived front-end sales load       purchasing Class C Shares instead of either Class A Shares
  and intend to hold your shares for only a few years               or Class B Shares
--------------------------------------------------------------------------------------------------------------------------------
o do not qualify for a reduced or waived front-end sales load       purchasing Class B Shares instead of either Class A Shares
  and intend to hold your shares for several years                  or Class C Shares
--------------------------------------------------------------------------------------------------------------------------------
o do not qualify for a reduced or waived front-end sales load       purchasing Class A Shares
  and intend to hold your shares indefinitely
--------------------------------------------------------------------------------------------------------------------------------
o are an institution and wish to purchase at least $500,000         purchasing Class I Shares
  worth of shares
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

REDEMPTION FEE

If you sell or exchange your shares within 60 days after the purchase date, you will be charged a redemption fee of 2.00% of the total redemption amount which is payable to the Fund.

In selecting a class of shares in which to invest, you should consider:

      o     the length of time you plan to hold the shares

      o the amount of sales charge and Rule 12b-1 fees, recognizing that your share of 12b-1 fees as a percentage of your investment increases if the Fund's assets increase in value and decreases if the Fund's assets decrease in value

      o whether you qualify for a reduction or waiver of the Class A sales charge

      o that Class B Shares convert to Class A Shares approximately ninety-six months after purchase


      o whether you qualify to purchase Class I Shares (direct institutional purchase of $500,000 or more).

      o     new investments in Class B Shares are no longer available


The following sections include important information about sales charges and sales charge reductions and waivers available to investors in Class A Shares and describes information or records you may need to provide the Fund or your broker in order to be eligible for sales charge reductions and waivers. Information about sales charges and sales charge reductions and waivers is also available free of charge and in a clear and prominent format on our website at www.gabelli.com (click on "Mutual Funds - Sales Load and Breakpoint Info").

SALES CHARGE -- CLASS A SHARES. The sales charge is imposed on Class A Shares at the time of purchase in accordance with the following schedule:

                                               SALES CHARGE     SALES CHARGE     REALLOWANCE
                                                AS % OF THE        AS % OF            TO
AMOUNT OF INVESTMENT                          OFFERING PRICE*  AMOUNT INVESTED  BROKER-DEALERS
--------------------                          ---------------  ---------------  --------------
Under $50,000 ........................             5.75%            6.10%            5.00%
$50,000 but under $100,000 ...........             4.50%            4.71%            3.75%
$100,000 but under $250,000 ..........             3.50%            3.62%            2.75%
$250,000 but under $500,000 ..........             2.50%            2.56%            2.00%
$500,000 but under $1 million ........             2.00%            2.04%            1.75%
$1 million but under $2 million ......             1.00%            1.01%            1.00%
$2 million but under $3 million ......             0.00%**          0.00%            1.00%
$3 million or more ...................             0.00%**          0.00%            0.50%

------------------------
*     Includes front-end sales load.

**    Subject to a 1.00% CDSC for two years after purchase.

No sales charge is imposed on reinvestment of distributions selected in advance of the distribution.

BREAKPOINTS OR VOLUME DISCOUNTS

The Fund offers you the benefit of discounts on the sales charges that apply to purchases of Class A shares in certain circumstances. These discounts, which are also know as breakpoints, can reduce or, in some instances, eliminate the initial sales charges that would otherwise apply to your Class A investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints.

Breakpoints or Volume Discounts allow larger investments in Class A shares to be charged lower sales charges. If you invest $50,000 or more in Class A shares of the Fund, then you are eligible for a reduced sales charge.


--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------

      VALUE DISCOUNTS/RIGHTS OF ACCUMULATION In order to determine with you qualify for a Volume Discount under the sales charge schedule above, you may combine your new investment and your existing investments in Class A Shares with those of your immediate family (spouse and children under age
      21), your and their IRAs and other employee benefit plans and trusts and other fiduciary accounts for your and their benefit. You may also include Class A Shares of any other open-end investment company managed by the Adviser or its affiliates that are held in any of the forgoing accounts.

      LETTER OF INTENT If you initially invest at least $1,000 in Class A Shares of a Fund and submit a Letter of Intent (the "Letter") to your
      broker  or  Gabelli  &  Company,   Inc.,  the  Fund's   distributor   (the
      "Distributor"), you may make purchases of Class A Shares of that Fund during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. If you fail to invest the total amount stated in the Letter, the Fund will retroactively collect the sales charge otherwise applicable by redeeming shares in your account at their then current net asset value. For more information on the Letter, call your broker.

      REQUIRED SHAREHOLDER INFORMATION AND RECORDS In order for you to take advantage of sales charge reductions, you or your broker must notify the Fund that you qualify for a reduction. Without notification, the Fund is unable to ensure that the reduction is applied to your account. You may have to provide information or records to your broker or the Fund to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of the Fund or shares of any other open-end investment company managed by the Adviser or its affiliates held in:

            o     all of your accounts at the Fund or a broker;

            o     any account of yours at another broker;

            o accounts of related parties of your, such as members of the same family , at any broker.

      You should therefore keep copies of these types of records.


      INVESTORS ELIGIBLE FOR SALES CHARGE WAIVERS Class A Shares of the Fund may be offered without a sales charge to: (1) any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (2) shareholders who have redeemed shares in the Fund and who wish to reinvest in the Fund, provided the reinvestment is made within 45 days of the redemption; (3) tax-exempt organizations enumerated in Section 501(c)(3) of the Internal Revenue Code of 1986 (the "Code") and private, charitable foundations that in each case make lump-sum purchases of $100,000 or more; (4) qualified employee benefit plans established pursuant to Section 457 of the Code that have established omnibus accounts with the Fund or an intermediary; (5) qualified employee benefit plans having more than one hundred eligible employees and a minimum of $1 million in plan assets invested in the Fund;
      (6) any unit investment trusts registered under the Investment Company Act (the "1940 Act") which have shares of the Fund as a principal investment;
      (7) financial institutions purchasing Class A Shares of the Fund for clients participating in a fee based asset allocation program or wrap fee program which has been approved by the Fund's Distributor; and (8) registered investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent.


Investors who qualify under any of the categories described above should contact their brokerage firm. Some of these investors may also qualify to invest in Class I Shares.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES.

You will pay a CDSC when you redeem:

      o Class A Shares within approximately twenty-four months of buying them as part of an investment greater than $2 million if no front-end sales charge was paid at the time of purchase

      o Class B Shares within approximately seventy-two months of buying them

      o     Class C Shares within approximately twelve months of buying them

The CDSC payable upon redemption of Class A Shares and Class C Shares in the circumstances described above is 1.00%. The CDSC schedule for Class B Shares is set forth below. The CDSC is based on the net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower.

                                                        CLASS B SHARES
                YEARS SINCE PURCHASE                         CDSC
                --------------------                    --------------
                First ..........................             5.00%
                Second .........................             4.00%
                Third ..........................             3.00%
                Fourth .........................             3.00%
                Fifth ..........................             2.00%
                Sixth ..........................             1.00%
                Seventh and thereafter .........             0.00%

The Distributor pays sales commissions of up to 4.00% of the purchase price of Class B Shares of the Fund at the time of sale to brokers that initiate and are responsible for purchases of such Class B Shares of the Fund.

The Distributor pays sales commissions of up to 1.00% of the purchase price of Class C Shares of the Fund at the time of sale to brokers that initiate and are responsible for purchases of such Class C Shares of the Fund.

You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gain distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are first redeeming shares representing reinvestment of dividends and capital gain distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an exchange of shares of another fund from the date you acquired the original shares of the other fund. The time you hold shares in a Gabelli money market fund, however, will not count for purposes of calculating the applicable CDSC.

We will waive the CDSC payable upon redemptions of shares for:

      o redemptions and distributions from retirement plans made after the death or disability of a shareholder

      o minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2

      o     involuntary redemptions made by the Fund

      o a distribution from a tax-deferred retirement plan after your retirement


      o returns of excess contributions to retirement plans following the shareholder's death or disability


CONVERSION FEATURE - CLASS B SHARES:

      o Class B Shares automatically convert to Class A Shares of the Fund on the first business day of the ninety-seventh month following the month in which you acquired such shares.


      o After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A Shares, which will increase your investment return compared to the Class B Shares.



--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------


      o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.


      o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

      o If you exchange Class B Shares of one fund for Class B Shares of another fund, your holding period for calculating the CDSC will be from the time of your original purchase of Class B Shares. If you exchange shares into a Gabelli money market fund, however, your holding period will be suspended.

The Board of Trustees may suspend the automatic conversion of Class B Shares to Class A Shares for legal reasons or due to the exercise of its fiduciary duty. If the Board determines that such suspension is likely to continue for a substantial period of time, it will create another class of shares into which Class B Shares are convertible.

RULE 12b-1 PLAN. The Fund has adopted distribution plans under Rule 12b-1 (the "Plans") for Class A, Class B and Class C Shares of the Fund (each a "Plan"). Under the Plans, the Fund may use its assets to finance activities relating to the sale of its Class A, Class B and Class C Shares and the provision of certain shareholder services.

For the Class A, Class B and Class C Shares covered by this Prospectus, the Rule 12b-1 fees vary by class as follows:

                                             CLASS A      CLASS B       CLASS C
                                             -------      -------       -------
Service Fees ..........................       0.25%        0.25%         0.25%
Distribution Fees .....................       None         0.75%         0.75%

These are annual rates based on the value of each of these Classes' average daily net assets. Because the Rule 12b-1 fees are higher for Class B and Class C Shares than for Class A Shares, Class B and Class C Shares will have higher annual expenses. Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                               PURCHASE OF SHARES

You can purchase the Fund's shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Fund's Distributor.

The broker-dealer, bank or other financial intermediary will transmit a purchase order and payment to State Street Bank and Trust Company ("State Street") on your behalf. Broker-dealers, banks or other financial intermediaries may send confirmations of your transactions and periodic account statements showing your investments in the Fund.

      o BY MAIL OR IN PERSON. Your broker-dealer or financial consultant can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the following address with a note stating your exact name and account number, the name of the Fund and class of shares you wish to purchase.

            BY MAIL                                 BY PERSONAL DELIVERY
            -------                                 --------------------
            THE GABELLI FUNDS                       THE GABELLI FUNDS
            P.O. BOX 8308                           C/O BFDS
            BOSTON, MA 02266-8308                   66 BROOKS DRIVE
                                                    BRAINTREE, MA 02184


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                         RE: THE GABELLI UTILITIES FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110

If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street will not charge you for receiving wire transfers.

SHARE PRICE. The Fund sells its shares at the net asset value next determined after the Fund receives your completed subscription order form and your payment, subject to an up-front sales charge in the case of Class A Shares. See "Pricing of Fund Shares" for a description of the calculation of the net asset value as described under "Classes of Shares - Class A Shares.

MINIMUM INVESTMENT. Your minimum initial investment must be at least $1,000 for Class A, B and C Shares. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" under "Additional Purchase Information for Class A, B and C Shares" regarding minimum investment amounts applicable to such plans.

Your minimum initial investment for Class I Shares must be at least $500,000. The minimum initial investment for Class I Shares is waived for:

      o     Employee benefit plans with assets of at least $50 million.


There is no minimum for subsequent investments for Class A, B, C or I Shares. Broker-dealers may have different minimum investment requirements.


GENERAL. State Street will not issue share certificates unless you request them. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirements.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information, for each investor who opens or reopens an account with the Fund. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder's identity.

THIRD PARTY ARRANGEMENTS. In addition to, or in lieu of, amounts paid to brokers, dealers or financial intermediaries as a re-allowance of a portion of the sales commission, the Distributor or an affiliate may, from time to time, at its expense out of its own financial resources (a source of which may be payments under the Fund's distribution plans), make cash payments to some but not all brokers, dealers or financial intermediaries for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers' assets in the Fund. These payments, sometimes referred to as "revenue sharing", do not change the price paid by investors to purchase the Fund's shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Fund or to shareholders in the Fund, including (without limitation) shareholder servicing, transaction processing, subaccounting services, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker, dealer or other financial intermediary. Revenue sharing payments may also be


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14

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made to brokers, dealers and other financial intermediaries for inclusion of the
Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer or other financial intermediary provides shareholder services to Fund shareholders. These payments may take a variety of forms, including (without limitation) compensation for sales, "trail" fees for shareholder servicing and maintenance of shareholder accounts, and finder's fees that vary depending on the Fund or share class and the dollar amount of shares sold. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar amount.

The Distributor or an affiliate may also provide non-cash compensation to broker/dealer firms or other financial intermediaries, in accordance with applicable rules of the National Association of Securities Dealers, Inc. ("NASD"), such as the reimbursement of travel, lodging and meal expenses incurred in connection with attendance at educational and due diligence meetings or seminars by qualifying registered representatives of those firms and, in certain cases, their families; meeting fees; certain entertainment; reimbursement for advertising or other promotional expenses; or other permitted expenses as determined in accordance with applicable NASD rules. In certain cases these other payments could be significant.

The Distributor negotiates the level of payments described above to any particular broker dealer or intermediary with each firm. Currently, such payments range from .10% to .40% per year of the average daily net assets of the Fund attributable to the particular firm depending on the nature and level of services and other factors.

ADDITIONAL PURCHASE INFORMATION FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Fund makes available IRA, "Roth" IRA and "Coverdell" Education Savings plans for investment in Fund shares. Applications be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.

AUTOMATIC INVESTMENT PLAN. The Fund offers an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Fund by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

                              REDEMPTION OF SHARES

You can redeem shares of the Fund on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the Securities and Exchange Commission orders the Fund to suspend redemptions.

The Fund redeems its shares at the net asset value next determined after the Fund receives your redemption request in proper form, subject in some cases to a CDSC, as described under "Classes of


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares - Contingent Deferred Sales Charges." See "Pricing of Fund Shares" for a description of the calculation of net asset value.


You may redeem shares through a broker-dealer or other financial intermediary that has entered into a selling agreement with the Distributor. The broker-dealer or financial intermediary will transmit a redemption order to State Street on your behalf. The redemption request will be effected at the net asset value next determined (less any applicable CDSC) after the Fund receives the request in proper form. If you hold share certificates, you must present the certificates endorsed for transfer.


The Fund is intended for long-term investors and not for those who with to trade frequently in Fund shares. The Fund believes that excessive short-term trading of Fund shares, such as by traders seeking short-term profits from market momentum, time zone arbitrage and other timing strategies, creates risks for the Fund and its long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs and potential dilution in value of shares.


In order to discourage frequent short-term trading in Fund shares, effective as of November 1, 2004, the Fund has adopted policies and procedures which impose a 2.00% redemption fee (short-term trading fee) on Class A, Class B, Class C and Class I Shares that are redeemed or exchanged within 60 days after the date of a purchase. This fee is calculated based on the shares' aggregate net asset value on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge; it is retained by the Fund and does not benefit the Fund's Adviser or any other third party. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be treated as being redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to the Fund's exchange privilege. The redemption fee also will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Fund, (iii) shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or
(iv) shares were purchased through certain qualified and non-qualified retirement plans if recordkeepers for retirement plan participants cannot implement redemption fees because of systems limitations, and provided that such recordkeepers provide verification to that effect. Such recordkeepers may be permitted to delay, temporarily, the implementation of redemption fees. To do so, all such recordkeepers must apply for an extension and are expected to implement the redemption fees by June 30, 2005. These programs include programs utilizing omnibus accounts. The Fund seeks to apply these policies uniformly.

The Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund's view, is likely to engage in excessive trading or if such purchase is not in the best interest of the Fund and to limit, delay or impose conditions on exchanges or purchases. The Fund has adopted a policy of seeking to minimize short-term trading in its shares and monitors purchase and redemption activities to assist in minimizing short-term trading.


In the event that you wish to redeem shares in a registered account established by a broker/dealer or other intermediary and you are unable to contact your broker-dealer or other financial intermediary, you may redeem shares by mail. You may mail a letter requesting redemption of shares to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you wish to redeem and your account number. You must sign the letter in exactly the same way the account is registered. If there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA) if its value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value).


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16

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You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $1,000.

REDEMPTION PROCEEDS. A redemption request received by the Fund will be effected at the net asset value next determined after the Fund receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 10 days following purchase. While the Fund will delay the processing of the payment until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.


The Fund may pay your redemption proceeds wholly or partly in portfolio securities. Payments would be made in portfolio securities only in the rare instance that the Fund's Board of Trustees believes that it would be in the Fund's best interest not to pay redemption proceeds in cash.


                               EXCHANGE OF SHARES

You can exchange shares of the Fund you hold for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange, call your broker. Class B and Class C Shares will continue to age from the date of the original purchase of such shares and will assume the CDSC rate such shares had at the time of exchange. You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates, without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market funds or the Fund (after re-exchange into the Fund), such shares will be subject to the CDSC calculated by excluding the time such shares were held in a money market fund. The Fund or any of the other funds may impose limitations on, or terminate, the exchange privilege with respect to such fund or any investor at any time.

In effecting an exchange:

      o you must meet the minimum investment requirements for the fund whose shares you purchase through exchange;

      o if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange;

      o if you are exchanging from a fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange.

      o     you may realize a taxable gain or loss;

      o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554), or visit our website at www.gabelli.com to obtain the prospectus.

      o you should be aware that brokers may charge a fee for handling an exchange for you.

You may exchange shares by telephone, by mail, over the Internet or through a registered broker-dealer or other financial intermediary.

      o     EXCHANGE  BY  TELEPHONE.  You  may  give  exchange  instructions  by
            telephone  by  calling  800-GABELLI  (800-422-3554).   You  may  not
            exchange shares by telephone if you hold share certificates.

      o     EXCHANGE BY MAIL.  You may send a written  request for exchanges to:
            THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the fund(s) whose shares you wish to acquire.


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                                                                              17

--------------------------------------------------------------------------------

      o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. The Fund may impose limitations from time to time on Internet exchanges.

You will be given notice 60 days prior to any material change in the exchange privilege.

The Fund may modify or terminate the exchange privilege at any time.

Your broker may charge you a processing fee for assisting you in purchasing or redeeming shares of the Fund. This charge is set by your broker and does not benefit the Fund or the Adviser in any way. It is in addition to the sales charge and other costs described in this Prospectus and must be disclosed to you by your broker.

                             PRICING OF FUND SHARES

The Fund's net asset value per share is calculated separately for each class of shares on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The Fund's net asset value per share is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Net asset value per share of each class is computed by dividing the value of the Fund's net assets (i.e. the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the applicable class of shares by the total number of shares of such class outstanding at the time the determination is made. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the calculation of net asset value per share next made as of a time after the time as of which the purchase or redemption order is received in proper form.

Portfolio securities for which market quotations are readily available are value at their current market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to policies and procedures approved by the Fund's Board of Trustees. Debt securities that are not credit impaired with remaining maturities of 60 days or less are generally valued at their amortized cost. Pursuant to the Fund's pricing procedures, securities for which market quotations are not readily available, and therefore are subject to being fair valued, may include securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund). Market prices are also deemed not to be readily available in circumstances when an event has occurred after the close of the principal foreign market on which a security trades but before the time for determination of the Fund's net asset value that has affected, or is likely to affect, more than minimally the net asset value per share of the Fund. Currently, the Fund fair values securities traded primarily on markets that close prior to the time as of which the Fund's net asset value is calculated whenever the Fund concludes that occurrences after such closing times may have more than a minimal effect on the value of its portfolio.

When a market price is not readily available, a portfolio security is valued at is fair value, as determined in good faith under procedures established by the Board of Trustees. In determining fair value, the Fund's pricing procedures establish a process and methodology to be employed by the Adviser in attempting to ascertain, in good faith, fair value. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair valuation procedures are used only when it is not possible to be sure what value should be attributed to a particu-


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18

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lar asset or when an event will affect the market  price of an asset and to what extent. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset. The Board of Trustees will review the Adviser's fair value determinations periodically. The values of the Fund's portfolio assets may change on days the Fund is closed and on which you are not able to purchase or sell you shares.


                           DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions may differ for different classes of shares. The Fund intends to pay dividends, if any, monthly, and to distribute, at least annually, substantially all net realized capital gains. You may have dividends or capital gain distributions that are declared by the Fund automatically reinvested at net asset value in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or Fund shares at the time you purchase your shares. You may change this election by notifying the Fund or broker in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price based on the net asset value per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, however the Fund has been distributing $0.07 per share on a monthly basis. To the extent that distributions are in excess of the Fund's taxable income, the distributions will be treated as a non-taxable return of capital. There can be no assurance that the Fund will pay any dividends or realize any capital gains.

                                 TAX INFORMATION

The Fund expects that distributions will consist primarily of investment company taxable income and net capital gains. Dividends out of net investment company taxable income and distributions of net short-term capital gains (I.E., gains from assets held by the Fund for one year or less) are taxable to you as ordinary income except that qualifying dividends are eligible for a reduced rate. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. The Fund's distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to federal, state or local taxes. A redemption of Fund shares or an exchange of the Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax.

This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the SAI that is incorporated by reference into this Prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Fund.

                            MAILINGS TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings, in accordance with your instructions within 30 days of your request.


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                                                                              19

                              FINANCIAL HIGHLIGHTS


The Financial Highlights table is intended to help you understand the financial performance of the Fund since it began. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the designated class of shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Fund's financial statements and related notes are included in the Fund's annual report, which is available upon request.


Selected data for a share of beneficial interest outstanding throughout each period:

                                     INCOME
                           FROM INVESTMENT OPERATIONS                                        DISTRIBUTIONS
                --------------------------------------------------     -------------------------------------------------------
                                              Net
                Net Asset                Realized and      Total                       Net
   Period         Value,         Net       Unrealized       from          Net        Realized
   Ended        Beginning    Investment  Gain/(Loss) on  Investment    Investment    Gain on       Return of          Total
December 31     of Period     Income(a)    Investments   Operations      Income     Investments     Capital       Distributions
-----------     ---------   -----------    -----------   ----------    -----------  ------------   -----------   --------------
CLASS A+
   2004           $8.06        $0.19         $0.97          $1.16        $(0.11)        $(0.01)      $(0.72)         $(0.84)
   2003            6.96         0.13          1.81           1.94         (0.13)            --        (0.71)          (0.84)
CLASS B+
   2004           $7.96        $0.08         $1.00          $1.08        $(0.08)        $(0.01)      $(0.75)         $(0.84)
   2003            6.96         0.12          1.72           1.84         (0.12)            --        (0.72)          (0.84)
CLASS C+
   2004           $7.98        $0.11         $0.98          $1.09        $(0.06)        $(0.01)      $(0.77)         $(0.84)
   2003            6.96         0.08          1.78           1.86         (0.08)            --        (0.76)          (0.84)


                                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                     ----------------------------------------------------------------------
                              Net Asset              Net Assets                  Operating        Operating
    Period                     Value,                  End of        Net         Expenses          Expenses       Portfolio
    Ended       Redemption     End of       Total      Period     Investment      Net of            Before         Turnover
 December 31      Fees(a)      Period      Return++  (in 000's)     Income    Reimbursements   Reimbursements(c)     Rate
 -----------      -------      ------      --------  ----------   ----------  --------------   -----------------  ----------
CLASS A+
   2004           $0.00(b)      $8.38       15.4%      $10,165       2.30%          1.82%            1.82%             17%
   2003              --          8.06       29.9           307       1.67           2.00             2.00              39
CLASS B+
   2004           $0.00(b)      $8.20       14.5%      $   333       1.08%          2.57%            2.57%             17%
   2003              --          7.96       28.4            71       1.72           2.75             2.75              39
CLASS C+
   2004           $0.00(b)      $8.23       14.6%      $10,245       1.33%          2.57%            2.57%             17%
   2003              --          7.98       28.7           307       1.11           2.75             2.75              39

-------------
 +    Class A, B and C Shares commenced operations on December 31, 2002.

++ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for less than one year is not annualized.

(a)   Per share data is calculated using the average shares outstanding method.

(b)   Amount represents less than $0.005 per share.


(c) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $66,719 during 2004, representing previously reimbursed expenses from the Adviser. During the fiscal year ended December 31, 2004, had such payment not been made, the expense ratio would have been 1.71%, 2.46% and 2.46% for Class A, Class B and Class C, respectively.

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--------------------------------------------------------------------------------

                       GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------


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                           THE GABELLI UTILITIES FUND

                           CLASS A, B, C AND I SHARES

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FOR MORE INFORMATION:

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's semi-annual and audited annual reports to shareholders contain additional information on the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.

--------------------------------------------------------------------------------
 You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Fund by contacting:

                           The Gabelli Utilities Fund

                              One Corporate Center

                               Rye, NY 10580-1422

                      Telephone: 800-GABELLI (800-422-3554)

                                 www.gabelli.com
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You can review  and/or  copy the  Fund's  prospectuses,  reports  and SAI at the
Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

      o     Free from the Fund's website at www.gabelli.com.

      o For a fee, by electronic request at publicinfo@sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or calling 202-942-8090.

      o Free from the EDGAR Database on the Commission's website at www.sec.gov.

Investment Company Act File No. 811-09397

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

                           THE GABELLI UTILITIES FUND

                       Statement of Additional Information



                                   May 1, 2005

This Statement of Additional Information (the "SAI"), which is not a prospectus, describes The Gabelli Utilities Fund (the "Fund"). This SAI should be read in conjunction with the Fund's Prospectuses for Class A Shares, Class B Shares, Class C Shares and Class I Shares and Class AAA Shares, each dated May 1, 2005. For a free copy of a Prospectus, please contact the Fund at the address, telephone number or Internet website printed below. This SAI is incorporated by reference in its entirety into the Fund's Prospectuses.

                              One Corporate Center
                            Rye, New York 10580-1422
                      Telephone 800-GABELLI (800-422-3554)
                                 www.gabelli.com


                                TABLE OF CONTENTS

                                                                                                            PAGE
GENERAL INFORMATION...............................................................................................2
INVESTMENT STRATEGIES AND RISKS...................................................................................2
INVESTMENT RESTRICTIONS...........................................................................................9
PORTFOLIO HOLDINGS INFORMATION...................................................................................10
TRUSTEES AND OFFICERS............................................................................................12
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS.......................................................................18
SERVICE PROVIDERS................................................................................................19
DISTRIBUTION PLANS...............................................................................................25
PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................................26
REDEMPTION OF SHARES.............................................................................................28
DETERMINATION OF NET ASSET VALUE.................................................................................28
DIVIDENDS, DISTRIBUTIONS AND TAXES...............................................................................29
INVESTMENT PERFORMANCE INFORMATION...............................................................................32
DESCRIPTION OF THE FUND'S SHARES.................................................................................33
FINANCIAL STATEMENTS.............................................................................................34
APPENDIX A ......................................................................................................35

                               GENERAL INFORMATION

The Fund is a diversified, open-end, management investment company organized under the laws of the state of Delaware on May 18, 1999. The Fund commenced investment operations on August 31, 1999.

                         INVESTMENT STRATEGIES AND RISKS

The Fund's Prospectuses discuss the investment objective of the Fund and the principal strategies to be employed to achieve that objective. This SAI contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, additional strategies that the Fund may utilize and certain risks associated with such investments and strategies.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. In evaluating a convertible security, the Fund's adviser (the "Adviser") places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. The use of convertible securities will allow the Fund to have greater exposure to the telecommunications companies that have superior growth characteristics compared to traditional public utility companies. The Fund will normally purchase only investment grade, convertible debt securities having a rating of, or equivalent to, at least "BBB" (which securities may have speculative characteristics) by Standard & Poor's Ratings Service ("S&P") or, if unrated, judged by the Adviser to be of comparable quality. However, the Fund may also invest up to 25% of its assets in more speculative convertible debt securities.

Convertible securities may include corporate notes or preferred stock, but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

In selecting convertible securities for the Fund, the Adviser relies primarily on its own evaluation of the issuer and the potential for capital appreciation through conversion. It does not rely on the rating of the security or sell because of a change in rating absent a change in its own evaluation of the underlying common stock and the ability of the issuer to pay principal and interest or dividends when due without disrupting its business goals. Interest or dividend yield is a factor only to the extent it is reasonably consistent with prevailing rates for securities of similar quality and thereby provides a support level for the market price of the security. The Fund will purchase the convertible securities of highly leveraged issuers only when, in the judgment of the Adviser's portfolio management team, the risk of default is outweighed by the potential for capital appreciation.

The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities may become increasingly volatile in periods of
economic  uncertainty.   Moreover,  adverse  publicity  or  the  perceptions  of
investors over which the Adviser has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments. Although the Adviser will attempt to avoid exposing the Fund to such risks, there is no assurance that it will be successful or that a liquid secondary market will continue to be available for the disposition of such securities.

DEBT SECURITIES

The Fund may invest up to 25% of its assets in low rated and unrated corporate debt securities (often referred to as "junk bonds"), although the Fund does not expect to invest more than 10% of its assets in such securities. Corporate debt securities which are either unrated or have a predominantly speculative rating may present opportunities for significant long-term capital appreciation if the ability of the issuer to repay principal and interest when due is underestimated by the market or the rating organizations. Because of its perceived credit weakness, the issuer is generally required to pay a higher interest rate and/or its debt securities may be selling at a significantly lower market price than the debt securities of issuers actually having similar strengths. When the inherent value of such securities is recognized, the market value of such securities may appreciate significantly. The Adviser believes that its research on the credit and balance sheet strength of certain issuers may enable it to select a limited number of corporate debt securities which, in certain markets, will better serve the objective of capital appreciation than alternative investments in common stocks. Of course, there can be no assurance that the Adviser will be successful. In its evaluation, the Adviser will not rely exclusively on ratings and the receipt of income is only an incidental consideration.

The ratings of Moody's Investors Service, Inc. and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of the securities. Although the Adviser uses these ratings as a criterion for the selection of securities for the Fund, the Adviser also relies on its independent analysis to evaluate potential investments for the Fund. See Appendix A "Description of Corporate Debt Ratings."

As in the case of the convertible debt securities discussed above, low rated and unrated corporate debt securities are generally considered to be more subject to default and therefore significantly more speculative than those having an investment grade rating. They also are more subject to market price volatility based on increased sensitivity to changes in interest rates and economic conditions or the liquidity of their secondary trading market.

INVESTMENTS IN WARRANTS AND RIGHTS

The Fund may invest in warrants and rights (in addition to those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for or at the end of a specific period of time. The Fund will do so only if the underlying equity securities are deemed appropriate by the Adviser for inclusion in the Fund's portfolio.

Investing in rights and warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and can be a speculative investment. The value of a right or warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the Fund whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Rights and warrants generally pay no dividends and confer no voting or other rights other than the right to purchase the underlying security.

INVESTMENT IN ILLIQUID SECURITIES

The Fund will not invest, in the aggregate, more than 15% of its net assets in illiquid securities. These securities include securities which are restricted for public sale, securities for which market quotations are not readily available, and repurchase agreements maturing or terminable in more than seven days. Securities freely salable among qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended, and as adopted by the Securities and Exchange Commission ("SEC"), may be treated as liquid if they satisfy liquidity standards established by the Board of Trustees. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly, the Board of Trustees will monitor their liquidity.

CORPORATE REORGANIZATIONS

In general, securities of companies engaged in reorganization transactions sell at a premium to their historic market price immediately prior to the announcement of the tender offer or reorganization proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamic of the business climate when the offer or proposal is in progress.

In making such investments, the Fund will not violate any of its diversification requirements or investment restrictions (see below, "Investment Restrictions") including the requirements that, except for the investment of up to 25% of its assets in any one company or industry, not more than 5% of its assets may be invested in the securities of any issuer. Since such investments are ordinarily short term in nature, they will tend to increase the Fund's portfolio turnover ratio thereby increasing its brokerage and other transaction expenses. The Adviser's portfolio management team for the Fund intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments.

WHEN ISSUED, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS

The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of securities involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian, through book-entry notations, cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with banks and non-bank dealers of U.S. government securities which are listed as reporting dealers of the Federal Reserve Bank and which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. In a repurchase agreement, the Fund purchases a debt security from a seller which undertakes to repurchase the security at a specified resale price on an agreed future date. The resale price generally exceeds the purchase price by an amount which reflects an agreed-upon market interest rate for the term of the repurchase agreement.

The Fund's risk is primarily that, if the seller defaults, the proceeds from the disposition of underlying securities and other collateral for the seller's obligation are less than the repurchase price. If the seller becomes bankrupt, the Fund might be delayed in selling the collateral. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements are considered loans. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. Except for repurchase agreements for a period of a week or less in respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, not more than 15% of the Fund's total assets may be invested in repurchase agreements. In addition, the Fund will not enter into repurchase agreements of a duration of more than seven days if, taken together with restricted securities and other securities for which there are no readily available quotations, more than 15% of its total assets would be so invested. These percentage limitations are fundamental and may not be changed without shareholder approval.

BORROWING

The Fund may not borrow money except for (1) short-term credits from banks as may be necessary for the clearance of portfolio transactions, and (2) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests, which would otherwise require the untimely disposition of its portfolio securities. Borrowing may not, in the aggregate, exceed 15% of assets after giving effect to the borrowing, and borrowing for purposes other than meeting redemptions may not exceed 5% of the Fund's assets after giving effect to the borrowing. The Fund will not make additional investments when borrowings exceed 5% of assets. The Fund may mortgage, pledge or hypothecate up to 30% of its assets (not including the amounts borrowed) to secure such borrowings.

Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of securities purchased with borrowed funds. Money borrowed will be subject to interest costs which may or may not be recovered by an appreciation of securities purchased.

SHORT SALES

The Fund may, from time to time, make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. In a short sale, the Fund does not immediately deliver the securities sold or receive the proceeds from the sale. The market value of the securities sold short of any one issuer will not exceed either 5% of the Fund's total assets or 5% of such issuer's voting securities. The Fund may not make short sales or maintain a short position if it would cause more than 25% of the Fund's total assets, taken at market value, to be held as collateral for the sales. However, short sales "against the box" are not subject to any limitation.

The Fund may make a short sale both to obtain capital appreciation and to hedge against market risks when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or security convertible into, or exchangeable for, the security.

A Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. A Fund will also be required to deposit similar collateral with its Custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short.

OPTIONS

The Fund may purchase or sell listed call or put options on securities as a means of achieving additional return or of hedging the value of the Fund's portfolio. A call option is a contract that, in return for a premium, gives the holder of the option the right to buy from the writer of the call option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price during the option period. A put option is a contract that gives the holder the right to sell the security to the writer and obligating the writer to purchase the underlying security from the holder.

A call option is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. government securities or other high grade short-term obligations in a segregated account held with its custodian. Whenever the Fund is required to establish a segregated account, notations on the books of the Funds custodian or fund accounting agent are sufficient to constitute a segregated account. A put option is "covered" if the Fund maintains cash or other liquid portfolio securities with a value equal to the exercise price in a segregated account held with its custodian, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities for the exercise of put options. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or otherwise covers the position.

In addition to options on securities, the Fund may also purchase and sell call and put options on securities indices. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Fund is obligated, in return for the premium received, to make delivery of this amount. The Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The Fund may write put and call options on stock indices for the purposes of increasing its gross income and protecting its portfolio against declines in the value of the securities it owns or increases in the value of securities to be acquired. In addition, the Fund may purchase put and call options on stock indices in order to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. Options or stock indices are similar to options on specific securities. However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Therefore, while one purpose of writing such options is to generate additional income for the Fund, the Fund recognizes that it may be required to deliver an amount of cash in excess of the market value of a stock index at such time as an option written by the Fund is exercised by the holder. The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

Use of options on securities indices entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase these options unless the Adviser is satisfied with the development, depth and liquidity of the market and the Adviser believes the options can be closed out.

Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge and will depend, in part, on the ability of the Adviser to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

The Fund also may buy or sell put and call options on foreign currencies. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options.

Although the Adviser will attempt to take appropriate measures to minimize the risks relating to the Fund's writing of put and call options, there can be no assurance that the Fund will succeed in any option-writing program it undertakes.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its portfolio securities to broker-dealers or financial institutions provided that the loans are callable at any time by the Fund. Loans by the Fund, if and when made, (1) will be collateralized in accordance with applicable regulatory requirements and (2) will be limited so that the value of all loaned securities does not exceed 33% of the value of the Fund's total assets.

The Fund lends its portfolio securities in order to generate revenue to defray certain operating expenses. The advantage of this practice is that the Fund continues to receive the income on the loaned securities while at the same time earns interest on the cash amounts deposited as collateral, which will be invested in short-term obligations.

A loan may generally be terminated by the borrower on one business day's notice, or by the Fund on five business days' notice. If the borrower fails to deliver the loaned securities within five days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income that can be earned from the loans justifies the attendant risks. The Board of Trustees will oversee the creditworthiness of the contracting parties on an ongoing basis. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund. The risks associated with loans of portfolio securities are substantially similar to those associated with repurchase agreements. Thus, if the party to whom the loan was made petitions for bankruptcy or becomes subject to the U.S. Bankruptcy Code, the law regarding the rights of the Fund is unsettled. As a result, under extreme circumstances, there may be a restriction on the Fund's ability to sell the collateral and the Fund could suffer a loss.

When voting or consent rights that accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in such loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES

The Fund may enter into futures contracts that are traded on a U.S. exchange or board of trade, provided, however, that, other than to close an existing position, the Fund will not enter into futures contacts for which the aggregate initial margins and premiums would exceed 5% of the fair market value of the Fund's assets. Although the Fund has no current intention of using options on futures contracts, the Fund may do so at some future date, subject to the limitations stated in the preceding sentence. These investments will be made by the Fund solely for the purpose of hedging against changes in the value of its portfolio securities or securities it intends to purchase and reducing risks involved in the management of the Fund. In this regard, the Fund may enter into futures contracts or options on futures for the purchase or sale of securities indices or other financial instruments including but not limited to U.S. government securities. Futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission.

A "sale" of a futures contract (or a "short" futures position) means the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) means the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time. Certain futures contracts, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contracts.

No consideration will be paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or security underlying the futures contract fluctuates. At any time prior to the expiration of a futures contract, the portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account attributable to that contract, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option purchased is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the portfolio.

In the event the Fund enters into a futures contract representing a net long or short position, the Fund will segregate cash or liquid securities equal to the Fund's potential obligations on its exposure to the value of the contract will be segregated, thereby insuring that the use of the contract is unleveraged. Whenever the Fund is required to establish a segregated account, notations on the books of the Funds custodian or fund accounting agent are sufficient to constitute a segregated account.

The success of hedging depends on the Adviser's ability to predict movements in the prices of the hedged securities and market fluctuations. The Adviser may not be able to perfectly correlate changes in the market value of securities and the prices of the corresponding options or futures. The Adviser may have difficulty selling or buying futures contracts and options when it chooses and there may be certain restrictions on trading futures contracts and options. The Fund is not obligated to pursue any hedging strategy. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, particular hedging instruments may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

PORTFOLIO TURNOVER

For the fiscal years ended December 31, 2004 and 2003, the portfolio turnover rates for the Fund were 17% and 39%, respectively.

Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities purchased or securities sold by the average monthly value of securities owned during the year (excluding securities whose maturities at acquisition were one year or less).

                             INVESTMENT RESTRICTIONS

The Fund's investment objectives and the following investment restrictions are fundamental and may not be changed without the approval of a majority of the Fund's shareholders, defined as the lesser of (1) 67% of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. All other investment policies or practices are considered not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or the use of assets set forth below is adhered to at the time the transaction is effected, later changes in percentage resulting from changing market values or total assets of the Fund will not be considered a deviation from policy. Under such restrictions, the Fund may not:

1.) Purchase the securities of any one issuer, other than the U.S. government, or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;

2.) Invest more than 25% of the value of its total assets in any particular industry other than the utilities industry (this restriction does not apply to obligations issued or guaranteed by the U.S. government or its agencies or its instrumentalities);

3.) Make loans of its assets except for: (a) purchasing private or publicly distributed debt obligations, (b) engaging in repurchase agreements, and (c) lending its portfolio securities consistent with applicable regulatory requirements;

4.) Purchase securities on margin, but it may obtain such short-term credits from banks as may be necessary for the clearance of purchase and sales of securities;

5.) Issue senior securities, except to the extent permitted by applicable law;

6.)      Borrow money, except subject to the restrictions set forth in this SAI;

7.) Mortgage, pledge or hypothecate any of its assets except that, in connection with permissible borrowings mentioned in restriction (6) above, not more than 30% of the assets of the Fund (not including amounts borrowed) may be used as collateral and except for collateral arrangements with respect to options, futures, hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies;

8.) Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of a portfolio security;

9.) Purchase or sell commodities or commodity contracts except for bona fide hedging, yield enhancement and risk management purposes or invest in any oil, gas or mineral interests;

10.) Purchase real estate or interests therein, other than mortgage-backed securities and securities of companies that invest in real estate or interests therein; or

11.) Invest for the purpose of exercising control over management of any company (the Fund does not view efforts to affect management or business decisions of portfolio companies as investing for the purpose of exercising control).



                          PORTFOLIO HOLDING INFORMATION

Employees of the Adviser and its affiliates will often have access to information concerning the portfolio holdings of the Fund. The Fund and the Adviser have adopted policies and procedures that require all employees to safeguard proprietary information of the Fund, which includes information relating to the Fund's portfolio holdings as well as portfolio trading activity of the Adviser with respect to the Fund

(collectively, "Portfolio Holdings Information"). In addition, the Fund and the Adviser have adopted policies and procedures that providing that Portfolio Holdings Information may not be disclosed except to the extent that it is (a) made available generally to the public by posting on the Fund's Website or filed as part of a required filing on Form N-Q or N-CSR or (b) provided to a third party for legitimate business or regulatory purposes. as described below. The Adviser will examine each situation under (b) with a view to determine that release of the information is in the interest of the Fund and its shareholders and, if a potential conflict between the Adviser's interests and the Fund's interests arises, to have such conflict resolved by the Chief Compliance Officer or the Independent Trustees. These policies further provide that no officer of the Fund or employee of the Adviser may communicate with the media about the Fund without obtaining the advance consent of the Chief Executive Officer, Chief Operating Officer or General Counsel of the Adviser.

Under the foregoing policies, the Fund currently may disclose Portfolio Holdings Information in the circumstances outlined below. Disclosure generally may be either on a monthly or quarterly basis with no time lag in some cases and with a time lag of up to 60 days in other cases (with the exception of proxy voting services which require a regular download of data).

               1.) To regulatory authorities in response to requests for such information and with the approval of the Chief Compliance Officer of the Fund;

               2.) To mutual fund rating and statistical agencies and to persons performing similar functions where there is a legitimate business purpose for such disclosure and such entity has agreed to keep such data confidential;

               3.) To service providers of the Fund, as is necessary for the performance of their services to the Fund and to the Board of Trustees. The Fund's current service providers are its administrator, transfer agent, custodian, independent registered public accounting firm and counsel;

               4.)  To firms  providing  proxy  voting or other  proxy  services
                    provided   such   person   has  agreed  to  keep  such  data
                    confidential;

               5.) To certain broker dealers, investment advisers and other financial intermediaries for purposes of their performing due diligence on the Fund and not for dissemination of this information to their clients or use of this information to conduct trading for their clients. Disclosure of Portfolio Holdings Information in these circumstances requires the party receiving the information to agree to keep such information confidential and is further subject to prior approval of the Chief Compliance Officer of the Fund and the relationship must be reported to the Board at the next quarterly meeting;

               6.) To consultants for purposes of performing analysis of the Fund which analysis (but not the Portfolio Holdings Information) may be used by the consultant with its clients or disseminated to the public provided that such consultant shall have agreed to keep such information confidential.

Under the Fund's policies described in item 2 above, the following entities receive information about the portfolio holdings including information derived from the portfolio monthly:

             (1) Lipper, Inc. receives information derived from the portfolio monthly, with a one (1) day lag, and

             (2) Investment Company Institute receives information derived from the portfolio monthly, with up to a ten (10) business day lag.

Disclosures made pursuant to a confidentiality agreement are subject to periodic confirmation by the Chief Compliance Officer of the Fund that the recipient has utilized such information solely in accordance with the terms of the agreement. Neither the Fund nor the Adviser, nor any of its affiliates will accept on behalf of itself, its affiliates or the Fund any compensation or other consideration in connection with the disclosure of portfolio holdings of the Fund. The Board of Trustees will review such arrangements annually with the Fund's Chief Compliance Officer.



                              TRUSTEES AND OFFICERS



Under Delaware law, the Fund's Board of Trustees is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Board also elects the Fund's officers who conduct the daily business of the Fund. Information pertaining to the Trustees and executive officers of the Fund is set forth below.


                              TERM OF       NUMBER OF
                              OFFICE        FUNDS IN
                                AND          FUND
                              LENGTH OF     COMPLEX
NAME, POSITION(S) ADDRESS 1    TIME         OVERSEEN       PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
          AND AGE             SERVED 2    BY TRUSTEE       DURING PAST FIVE YEARS               HELD BY TRUSTEE 3
          -------             --------    ----------       ----------------------               -----------------
INTERESTED TRUSTEES 4:

MARIO J. GABELLI              Since 1999      24       Chairman of the Board and       Director of Morgan Group Holdings,
Trustee and Chairman of                                Chief Executive Officer of      Inc. (holding company)
the Board                                              Gabelli Asset Management Inc.
Age: 62                                                and Chief Investment Officer
                                                       - Value Portfolios of Gabelli
                                                       Funds, LLC and GAMCO
                                                       Investors, Inc.; Chairman and
                                                       Chief Executive Officer of
                                                       Lynch Interactive Corporation
                                                       (multimedia and services)

KARL OTTO POHL                Since 1999      35       Member of the Shareholder       Director of Gabelli Asset
Trustee                                                Committee of Sal. Oppenheim     Management Inc. (investment
Age: 75                                                Jr. & Cie Zurich  (private      management); Chairman, InCentive
                                                       investment bank); Former        Capital AG and InCentive Asset
                                                       President of the Deutsche       Management AG (Zurich); Director
                                                       Bundesbank and Chairman of      at Sal. Oppenheim Jr. & Cie
                                                       its Central Bank Council        (Zurich) (private investment bank)
                                                       (1980 - 1991)

1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2 Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Agreement and Declaration of Trust. Each officer hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, (i.e. public companies) or other investment companies registered under the 1940 Act.
4 "Interested person" of the Fund as defined in the 1940 Act. Messrs. Gabelli, and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.



                              TERM OF       NUMBER OF
                              OFFICE        FUNDS IN
                                AND          FUND
                              LENGTH OF     COMPLEX
NAME, POSITION(S) ADDRESS 1    TIME         OVERSEEN       PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
          AND AGE             SERVED 2    BY TRUSTEE       DURING PAST FIVE YEARS               HELD BY TRUSTEE 3
          -------             --------    ----------       ----------------------               -----------------

NON-INTERESTED TRUSTEES:

ANTHONY J. COLAVITA            Since 1999      37      Partner and Attorney at Law in                   __
Trustee                                                the law firm of Anthony J.
Age: 69                                                Colavita P.C.

VINCENT D. ENRIGHT             Since 1999      14      Former Senior Vice President       Director of Aphton Corporation
Trustee                                                and Chief Financial Officer of       (biopharmaceutical company)
Age: 61                                                KeySpan Energy Corporation

MARY E. HAUCK                  Since 2000      6       Retired Senior Manager of the                    __
Trustee                                                Gabelli O'Connor Fixed Income
Age: 62                                                Mutual Funds Management
                                                       Company

WERNER J. ROEDER, MD           Since 1999      26      Medical Director of Lawrence     __
Trustee                                                Hospital and practicing
Age: 64                                                private physician


                               TERM OF
                               OFFICE
                                 AND
      NAME, POSITION(S)       LENGTH OF
          ADDRESS 1             TIME                                    PRINCIPAL OCCUPATION(S)
           AND AGE             SERVED 2                                 DURING PAST FIVE YEARS
           -------             --------                                 ----------------------
BRUCE N. ALPERT               Since 2003              Executive Vice President and Chief Operating  Officer of Gabelli Funds,  LLC
President and Principal                               since 1988 and an officer of all mutual funds advised by Gabelli Funds, LLC
Financial Officer                                     and its affiliates. Director and President of Gabelli Advisers, Inc.
Age: 53

JAMES E. MCKEE                Since 1999              Vice President, General Counsel and Secretary of Gabelli Asset Management Inc.
Secretary                                             since 1999 and GAMCO Investors, Inc. since 1993; Secretary of all mutual funds
Age: 41                                               advised by Gabelli Advisers, Inc. and Gabelli Funds, LLC

PETER D. GOLDSTEIN            Since 2004              Director of Regulatory Affairs at Gabelli Asset Management Inc. since February
Chief Compliance Officer                              2004; Chief Compliance Officer of all of the registered investment companies
Age: 52                                               in the Gabelli Fund complex; Vice President of Goldman Sachs Asset Management from November 2000 through January 2004; Deputy General Counsel at Gabelli
                                                      Asset Management Inc. from February 1998 through November 2000.

1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2 Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Agreement and Declaration of Trust. Each officer hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, (i.e. public companies) or other investment companies registered under the 1940 Act.

STANDING BOARD COMMITTEES

The Board of Trustees has established three standing committees in connection with their governance of the Fund - Audit, Nominating, and Proxy Voting.

The Fund's Audit Committee consists of three members: Messrs. Enright (Chairman), Colavita and Roeder, who are not "interested persons" of the Fund as defined in the 1940 Act. The Audit Committee operates pursuant to a Charter that was most recently reviewed and approved by the Board of Trustees of the Fund on February 16, 2005. As set forth in the Charter, the function of the Audit
Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control and it is the independent accountants' responsibility to plan and carry out an audit. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and practices of the Fund, its internal controls, and as appropriate, of the Fund and the internal controls of certain service providers, overseeing the quality and objectivity of the Fund's financial statements and the audit thereof and to act as a liaison between the Board of Trustees and the Fund's independent registered public accounting firm. During the fiscal year ended December 31, 2004, the Audit Committee met twice.

The Fund's Nominating Committee consists of two members: Messrs. Colavita (Chairman) and Roeder, who are not "interested persons" of the Fund as defined in the 1940 Act. The Nominating Committee is responsible for selecting and recommending qualified candidates to the full Board in the event that a position is vacated or created. The Nominating Committee would consider, under procedures adopted by the Board, recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Fund. The Nominating Committee met once during the year ended December 31, 2004. The Fund does not have a standing compensation committee.

The Proxy Voting Committee consists of three members: Messrs. Enright (Chairman), Colavita and Roeder, who are not "interested persons" of the Fund as defined in the 1940 Act. Under certain circumstances and pursuant to specific procedures and guidelines, the Proxy Voting Committee will, in place of the Fund's Adviser, exercise complete control and discretion over the exercise of all rights to vote or consent with respect to certain securities owned by the Fund. The Proxy Voting Committee meets on an as-needed basis and did not meet during the year ended December 31, 2004.

TRUSTEE OWNERSHIP OF FUND SHARES

Set forth in the table below is the dollar range of equity securities in the Fund and the aggregate dollar range of equity securities in the Fund complex beneficially owned by each Trustee as of December 31, 2004.


                                                      DOLLAR RANGE             AGGREGATE DOLLAR RANGE
                                                  OF EQUITY SECURITIES          OF EQUITY SECURITIES
                    NAME OF TRUSTEE                 HELD IN THE FUND*           HELD IN FUND COMPLEX*
                    ---------------                 ----------------            --------------------
           INTERESTED TRUSTEES:

           Mario J. Gabelli                                 E                             E

           Karl Otto Pohl                                   A                             A

           NON-INTERESTED TRUSTEES:

           Anthony J. Colavita**                            D                             E

           Vincent D. Enright                               B                             E


           Mary E. Hauck                                    A                             E

           Werner J. Roeder, MD                             A                             E

  * KEY TO DOLLAR RANGES - INFORMATION AS OF DECEMBER 31, 2004
 ----------------------------------------------------------
A. None
B. $1 - $10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. Over $100,000

** Mr. Colavita beneficially owns less than 1% of the common stock of Lynch Corporation having a value of $14,500 as of December 31, 2004. Lynch Corporation may be deemed to be controlled by Mario J. Gabelli and in that event would be deemed to be under common control with the Fund's Adviser.


TRUSTEE AND OFFICER COMPENSATION

No director, officer or employee of the Adviser or an affiliated company receives any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each of its Trustees who is not a director, officer or employee of the Adviser or any of their affiliates, $3,000 per annum plus $500 per meeting attended in person or by telephone and reimburses each Trustee for related travel and other out-of-pocket expenses. The Fund also pays each Trustee serving as a member of the Audit, Proxy or Nominating Committees a fee of $500 per committee meeting.


The following table sets forth certain information regarding the compensation of the Fund's Trustees. No executive officer or person affiliated with the Fund received compensation in excess of $60,000 from the Fund for the fiscal period ended December 31, 2004.


                               COMPENSATION TABLE
                             AGGREGATE COMPENSATION
                                 FROM REGISTRANT
                                  (FISCAL YEAR)

                                                                                        TOTAL COMPENSATION
                                             AGGREGATE COMPENSATION                       FROM THE FUND
    NAME OF PERSON AND POSITION                  FROM THE FUND                          AND FUND COMPLEX *
    INTERESTED TRUSTEES:
    --------------------
    Mario J. Gabelli
    Chairman of the Board                                  $0                                            $0 (24)

    Karl Otto Pohl
    Trustee                                                $0                                        $5,085 (34)

    NON-INTERESTED TRUSTEES:
    ------------------------
    Anthony J. Colavita
    Trustee                                              $7,000                                    $216,835 (36)


    Vincent D. Enright
    Trustee                                              $6,500                             $73,335 (13)
    Mary E. Hauck
    Trustee                                              $5,500                             $19,750 (6)

    Werner J. Roeder, MD
    Trustee                                              $6,500                            $109,750 (26)


* Represents the total compensation paid to such persons for the calendar year ended December 31, 2004. The parenthetical number represents the number of investment companies (including the Fund) or portfolios thereof from which such person receives compensation and which are considered part of the same "fund complex" as the Fund because they have common or affiliated investment advisers.

All investors are permitted to buy Class AAA Shares, which do not have any sales load but are subject to a Rule 12b-1 plan that pays the Fund's Distributor 0.25% per year of average net assets for distribution and/or shareholder servicing. The Fund commenced offering Class I Shares on June 30, 2004, which are available to certain institutional investors with an initial minimum investment of $500,000.

CODE OF ETHICS

The Fund, its Adviser and principal underwriter have adopted a code of ethics (the "Code of Ethics") under Rule 17j-1 of the 1940 Act. The Code of Ethics permits personnel, subject to the Code of Ethics and its restrictive provisions, to invest in securities, including securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES

The Fund has delegated the voting of portfolio securities to Gabelli Funds, LLC in its capacity as the Fund's investment adviser. The Adviser has adopted proxy voting policies and procedures (the "Proxy Voting Policy") for the voting of proxies on behalf of client accounts for which the Adviser has voting discretion, including the Fund. Under the Proxy Voting Policy, shares are to be voted in the best interests of the Fund.

Normally, the Adviser exercises proxy voting discretion on particular types of proposals in accordance with guidelines (the "Proxy Guidelines") set forth in the Proxy Voting Policy. The Proxy Guidelines address, for example, proposals to elect the board of directors, to classify the board of directors, to select auditors, to issue blank check preferred stock, to use confidential ballots, to eliminate cumulative voting, to require shareholder ratification of poison pills, to support fair price provisions, to require a supermajority shareholder vote for charter or bylaw amendments, to provide for director and officer indemnification and liability protection, to increase the number of authorized shares of common stock, to allow greenmail, to limit shareholders' rights to call special meetings, to consider nonfinancial effects of a merger, to limit shareholders' right to act by written consent, to approve executive and director compensation plans (including golden parachutes), to limit executive and director pay, to approve stock option plans, to opt in or out of state takeover statutes and to approve mergers, acquisitions, corporate restructuring, spin-offs, buyouts, assets sales or liquidations.

A Proxy Committee comprised of senior representatives of the Adviser and its affiliated investment advisers has the responsibility for the content, interpretation and application of the Proxy Guidelines. In general, the Director of Proxy Voting Services, using the Proxy Guidelines, recommendations of Institutional Shareholder Corporate Governance Service ("ISS"), other third-party services and the analysts of Gabelli & Company, Inc., will determine how to vote on each issue. For non-controversial matters, the Director of Proxy Voting Services may vote the proxy if the vote is (1) consistent with the recommendations of the issuer's board of directors and not contrary to the Proxy Guidelines; (2)
consistent with the recommendations of the issuer's board of directors and is a non-controversial issue not covered by the Proxy Guidelines; or (3) the vote is contrary to the recommendations of the issuer's board of directors but is consistent with the Proxy Guidelines.

All matters identified by the Chairman of the Committee, the Director of Proxy Voting Services or the Adviser's Legal Department as controversial, taking into account the recommendations of ISS or other third party services and the analysts of Gabelli & Company, Inc., will be presented to the Proxy Committee. If the Chairman of the Committee, the Director of Proxy Voting Services or the Adviser's Legal Department has identified the matter as one that (1) is controversial; (2) would benefit from deliberation by the Proxy Committee; or
(3) may give rise to a conflict of interest between the Adviser and its clients, the Chairman of the Committee will initially determine what vote to recommend that the Adviser should cast and the matter will go before the Committee.

For matters submitted to the Committee, each member of the Committee will receive, prior to the meeting, a copy of the proxy statement, any relevant third party research, a summary of any views provided by the Chief Investment Officer and any recommendations by Gabelli & Company, Inc. analysts. The Chief Investment Officer or the Gabelli & Company, Inc. analysts may be invited to present their viewpoints. If the Adviser's Legal Department believes that the matter before the Committee is one with respect to which a conflict of interest may exist between the Adviser and its clients, legal counsel will provide an opinion to the Committee concerning the conflict. If legal counsel advises that the matter is one in which the interests of the clients of the Adviser may diverge, the Committee may make different recommendations as to different clients. For any matters where the recommendation may trigger appraisal rights, counsel will advise concerning the likely risks and merits of such an appraisal action.

Where a proxy proposal raises a material conflict between the interests of the Fund shareholders on the one hand, and those of the Fund's Adviser, the principal underwriter or other principal underwriter on the other hand, the conflict will be brought to the Proxy Committee of the Fund. The Proxy Committee may determine to resolve such conflicts itself, may ask the independent Trustees of the Fund to vote the proxies, which would potentially include the Board's Proxy Voting Committee, to vote the proxies or may delegate the voting of such proxies to an independent person.

Each matter submitted to the Committee will be determined by the vote of a majority of the members present at the meeting. Should the vote concerning one or more recommendations be tied in a vote of the Committee, the Chairman of the Committee will break the tie. The Committee will notify the proxy department of its decisions and the proxies will be voted accordingly.

The Fund is required to file Form N-PX with the Fund's complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. This filing for each Fund is available without charge, upon request, by calling toll-free (800) 422-3554 and on the SEC's website at www.sec.gov.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of April 5, 2005, the following persons owned of record or beneficially 5% or more of the Fund's outstanding shares:


NAME AND ADDRESS                                                   % OF CLASS                  NATURE OF OWNERSHIP
CLASS AAA
National Financial Serv. Corp.                                        7.87%                          Record
For the Exclusive Benefit of Our Customers
One World Financial Center
200 Liberty Street, 5th Floor
New York, NY  10281-5503

Merrill Lynch Pierce Fenner & Smith                                   12.16                          Record
For the Sole Benefit of Its Customers
Attn.: Service Team
4800 Deer Lake Drive, 3rd Floor
Jacksonville, FL  32246-6484

Charles Schwab & Co. Inc.                                            31.77%*                         Record
Special Custody Acct. FBO
Exclusive Benefit of Customers
Attn.: Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

CLASS B
AG Edwards & Sons Inc. FBO                                            5.20%                          Record
Paul Rittenberg & Ann Rittenberg
One North Jefferson
St. Louis, MO 63103-2205

AG Edwards & Sons Inc. FBO                                            6.08%                          Record
Dorothy Rabsey & Kenneth Rabsey
One North Jefferson
St. Louis, MO 63103-2205

AG Edwards & Sons Inc. FBO                                            6.94%                          Record
Robert Shapiro
One North Jefferson
St. Louis, MO 63103-2205

Wedbush Morgan Securities                                            30.40%                          Record
1000 Wilshire Boulevard
Los Angeles, CA 90017-2457

Wedbush Morgan Securities                                            30.49%                          Record
1000 Wilshire Boulevard
Los Angeles, CA  90017-2457

----------------------

As of April 5, 2005, as a group, the Trustees and Officers of the Fund owned less than 1% of the outstanding shares of the Fund.


                                SERVICE PROVIDERS


INVESTMENT ADVISER

The  Adviser  is a  New  York  limited  liability  company  which  serves  as an investment  adviser  to  15  open-end  investment  companies  and  6  closed-end investment companies with aggregate assets in excess of $12.9 billion as of December 31, 2004. The Adviser is a registered investment adviser under the 1940 Act. Mr. Mario J. Gabelli may be deemed a "controlling person" of the Adviser on the basis of his controlling interest in Gabelli Asset Management Inc. ("GBL"), the parent company of the Adviser. The Adviser has several affiliates that provide investment advisory services: GAMCO Investors, Inc. ("GAMCO") acts as investment adviser for individuals, pension trusts, profit-sharing trusts and endowments, and had assets under management of approximately $13.6 billion under its management as of December 31, 2004; Gabelli Advisers, Inc. acts as investment adviser to the Westwood Funds with assets under management of approximately $424 million as of December 31, 2004; Gabelli Securities, Inc. acts as investment adviser to certain alternative investments products, consisting primarily of risk arbitrage and merchant banking limited partnerships and offshore companies, with assets under management of approximately $814 million as of December 31, 2004; and Gabelli Fixed Income, LLC acts as investment adviser for the 3 active portfolios of The Treasurer's Fund, Inc. and separate accounts having assets under management of approximately $905 million as of December 31, 2004. Each of the foregoing companies is a subsidiary of GBL.

Affiliates of the Adviser may, in the ordinary course of their business, acquire for their own account or for the accounts of their advisory clients, significant (and possibly controlling) positions in the securities of companies that may also be suitable for investment by the Fund. The securities in which the Fund might invest may thereby be limited to some extent. For instance, many companies in the past several years have adopted so-called poison pill or other defensive measures designed to discourage or prevent the completion of non-negotiated offers for control of the company. Such defensive measures may have the effect of limiting the shares of the company which might otherwise be acquired by the Fund if the affiliates of the Adviser or their advisory accounts have or acquire a significant position in the same securities. However, the Adviser does not believe that the investment activities of its affiliates will have a material adverse effect upon the Fund in seeking to achieve its investment objectives. Securities purchased or sold pursuant to contemporaneous orders entered on behalf of the investment company accounts of the Adviser or the advisory accounts managed by its affiliates for their unaffiliated clients are allocated pursuant to principles believed to be fair and not disadvantageous to any such accounts. In addition, all such orders are accorded priority of execution over orders entered on behalf of accounts in which the Adviser or its affiliates have a substantial pecuniary interest. The Adviser may on occasion give advice or take action with respect to other clients that differs from the actions taken with respect to the Fund. The Fund may invest in the securities of companies which are investment management clients of GAMCO. In addition, portfolio companies or their officers or directors may be minority shareholders of the Adviser or its affiliates.

The Adviser currently serves as an investment adviser to the Fund pursuant to an Investment Advisory Contract (the "Contract"), which was approved by the Fund's sole shareholder on May 19, 1999. Pursuant to the Contract, the Adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, arranges the portfolio transactions of the Fund and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Trustees of the Fund.

The Contract was most recently approved by the Trustees, including a majority of the Trustees who are not parties to the contract or "interested persons" (as such term is defined in the 1940 Act) of any party thereto on May 12, 2004. At that meeting, the Board of Trustees reviewed the written and oral presentations provided by the Adviser in connection with the Trustees' consideration of the Contract. The Trustees also reviewed their responsibilities under applicable law. The Trustees considered, in particular, the level of the Fund's contractual advisory fee rate and the actual total expense ratio borne by the Fund and compared the information on these matters to similar information for other unrelated mutual funds of a comparable size and investment program. The Board also reviewed the profitability of the Contract to the Adviser, additional revenues to the Adviser's affiliates from the Fund's distribution plan and from portfolio trading commissions, the Fund's absolute and comparative investment performance and the nature and quality of the services provided to the Fund by the Adviser and its affiliates. The independent Trustees met separately to discuss this information. Based on their consideration of all of the above factors, the independent Trustees recommended to the full Board, and each of the Trustees present at the meeting determined to renew the Contract. In the course of arriving at such determination the independent Trustees relied in particular on the comparative investment performance of the Fund over time, the experience of the Fund's portfolio management team, the level of services provided by the Adviser and the Adviser's fee waivers.

Under the Contract, the Adviser also (i) provides the Fund with the services of persons competent to perform such supervisory, administrative, and clerical functions as are necessary to provide effective administration of the Fund, including maintaining certain books and records and overseeing the activities of the Fund's Custodian and Transfer Agent; (ii) oversees the performance of administrative and professional services to the Fund by others, including the Fund's Sub-Administrator, the Fund's Custodian, Transfer Agent and Dividend Disbursing Agent, as well as accounting, auditing and other services performed for the Fund; (iii) provides the Fund with adequate office space and facilities;
(iv) supervises preparation of, but does not pay for, the periodic updating of the Fund's registration statement, Prospectus and Statement of Additional Information, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, the Fund's tax returns, and reports to the Fund's shareholders and the SEC; (v) supervises, but does not pay for, the calculation of the net asset value of shares in the Fund; (vi) prepares, but does not pay for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; and (vii) prepares notices and agendas for meetings of the Fund's Board of Trustees and minutes of such meetings in all matters required by applicable law to be acted upon by the Board.

The cost of calculating the Fund's net asset value is an expense payable by the Fund pursuant to the Advisory Agreement. To the extent that a portion of the sub-administration fee is used to pay for personnel and equipment related to calculating the net asset value, the Fund will reimburse the Adviser for such expenses. During the fiscal year ended December 31, 2004, the Fund reimbursed the Adviser $29,000 in connection with the cost of computing the Fund's net asset value.

The Contract provides that absent willful misfeasance, bad faith, gross negligence or reckless disregard of its duty, the Adviser and its employees, officers, directors and controlling persons are not liable to the Fund or any of its investors for any act or omission by the Adviser or for any error of judgment or for losses sustained by the Fund. However, the Contract provides that the Fund is not waiving any rights it may have with respect to any violation of law which cannot be waived. The Contract also provides indemnification for the Adviser and each of these persons for any conduct for which they are not liable to the Fund. The Contract in no way restricts the Adviser from acting as Adviser to others. The Fund has agreed by the terms of the Contract that the word "Gabelli" in its name is derived from the name of the Adviser which in turn is derived from the name of Mario J. Gabelli; that such name is the property of the Adviser for copyright and/or other purposes; and that, therefore, such name may freely be used by the Adviser for other investment companies, entities or products. The Fund has further agreed that in the event that for any reason, the Adviser ceases to be its investment adviser, the Fund will, unless the Adviser otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include "Gabelli."

By its terms, the Contract will remain in effect from year to year, provided each such annual continuance is specifically approved by the Fund's Board of Trustees or by a "majority" (as defined in the 1940 Act) vote of its shareholders and, in either case, by a majority vote of the Trustees who are not parties to the Contract or interested persons of any such party, cast in person at a meeting called specifically for the purpose of voting on the Contract. The Contract is terminable without penalty by the Fund on sixty days' written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board of Trustees, or by the Adviser on sixty days' written notice, and will automatically terminate in the event of its "assignment" as defined by the 1940 Act.

As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets, payable out of the Fund's net assets and allocable to each class on the basis of the assets attributable to such class. For the fiscal years ended December 31, 2002, December 31, 2003, and December 31, 2004 the Fund incurred $104,961, $273,106, and $628,457, respectively, in investment advisory fees.

The Adviser contractually has agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding brokerage, interest, tax and extraordinary expenses) at no more than 2.00% for the Class AAA shares and 2.00%, 2.75%, 2.75% and 1.75% in the case of Class A, Class B, Class C and Class I Shares, respectively. The fee waiver and expense reimbursement arrangement will continue until at least through December 31, 2005. The Adviser did not reimburse expenses of the Fund in 2003 or 2004. In addition, the Fund has agreed, following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed 2.00% on an annualized basis for the Class AAA shares and 2.00%, 2.75%, 2.75% and 1.75% in the case of Class A, Class B, Class C and Class I Shares, respectively. During the fiscal years ended December 31, 2003 and 2004, the Fund repaid the Adviser $11,161 and $66,719, respectively, representing previously reimbursed expenses from the Adviser.


                          PORTFOLIO MANAGER INFORMATION

OTHER ACCOUNTS MANAGED

The information below lists other accounts for which the portfolio manager is primarily responsible for the day-to-day management during the fiscal year ended December 31, 2004.


                                                                                               # of Accounts
                                                                                                Managed with
                                                             Total                              Advisory Fee     Total Assets with
Name of Portfolio                                        # of Accounts                           Based on        Advisory Fee Based
    MANAGER                  TYPE OF ACCOUNTS               MANAGED         TOTAL ASSETS        PERFORMANCE      ON PERFORMANCE
    -------                  ----------------               -------         ------------        -----------      --------------
Mario J. Gabelli             Registered Investment             24               $12.6B*              6           $912.5M*
                             Companies:
                             Other Pooled Investment           14              $707.7M*              14          $707.7M*
                             Vehicles:
                             Other Accounts:                  1747               $9.9B               3           $1.2B

Barry Abramson               Registered Investment              6                $4.8M               0           $0
                             Companies:
                             Other Pooled Investment
                             Vehicles:
                             Other Accounts:

     *Represents the portion of assets for which the portfolio manager has primary responsibility in the accounts indicated. The accounts indicated may contain additional assets under the primary responsibility of other portfolio managers.

POTENTIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when the portfolio manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

ALLOCATION OF LIMITED TIME AND ATTENTION. Because the portfolio manager manages many accounts, he may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if he were to devote substantially more attention to the management of only a few accounts.

ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts or other accounts managed primarily by the other portfolio managers of the Adviser and its affiliates.

PURSUIT OF DIFFERING STRATEGIES. At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

SELECTION OF BROKER/DEALERS. Because the portfolio manager's position with the Fund's Distributor and his indirect majority ownership interest in the
Distributor, he may have an incentive to use the Distributor to execute portfolio transactions for the Fund even if using the Distributor is not in the best interest of the Fund.

VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the accounts that he manages. If the structure of the Adviser's management fee or the portfolio manager's compensation differs among accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager may be motivated to favor certain funds or accounts over others. The portfolio manager also may be motivated to favor funds or accounts in which he has an investment interest, or in which the Adviser or its affiliates have investment interests. In Mr. Gabelli's case, the Adviser's compensation (and expenses) for the Fund are marginally greater as a percentage of assets than for certain other accounts and are less than for certain other accounts managed by Mr. Gabelli, while his personal compensation structure varies with near-term performance to a greater degree in certain performance fee based accounts than with non-performance based accounts. In addition, he has investment interests in several of the funds managed by the Adviser and its affiliates.

The Adviser and the Fund have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and address every situation in which an actual or potential conflict may arise.

COMPENSATION STRUCTURE

Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by the Adviser for managing the Fund. Net revenues are determined by deducting from gross investment management fees the firm's expenses (other than Mr. Gabelli's compensation) allocable to the Fund. Additionally, he receives similar incentive-based variable compensation for managing other accounts within the firm. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. One of the other registered investment companies managed by Mr. Gabelli has a performance (fulcrum) fee arrangement for which his compensation is adjusted up or down based on the performance of the investment company relative to an index. Five closed-end registered investment companies managed by Mr. Gabelli have arrangements whereby the Adviser will only receive its investment advisory fee attributable to the liquidation value of outstanding preferred stock (and Mr. Gabelli would only receive his percentage of such advisory fee) if certain performance levels are met. Mr. Gabelli manages other accounts with performance fees. Compensation for managing these accounts has two components. One component of his compensation is based on a percentage of net revenues received by the Adviser for managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of such performance fee is paid to Mr. Gabelli. As an executive officer of the Adviser's parent company, Gabelli Asset Management Inc., Mr. Gabelli also receives ten percent of the net operating profits of the parent company. Mr. Gabelli receives no base salary, no annual bonus and no stock options.

Mr. Abramson receives a compensation package that includes a minimum draw or base salary, equity-based incentive compensation via awards of stock options, and incentive-based variable compensation. Equity based and variable incentive compensation is based on an evaluation by the Adviser's parent, Gabelli Asset Management Inc., of quantitative and qualitative performance evaluation criteria. Mr. Abramson's compensation for managing other accounts is based on a percentage of net revenues received by the Adviser for managing the accounts.

OWNERSHIP OF SHARES IN THE FUND

Set forth in the table below is the dollar range of equity securities in the Fund beneficially owned by the Fund's portfolio manager:

--------------------------------------------------------------------------------
           NAME                     DOLLAR RANGE OF EQUITY SECURITIES HELD IN
                                                     THE FUND*

--------------------------------------------------------------------------------
     Mario J. Gabelli                                  F
--------------------------------------------------------------------------------
     Barry Abramson                                    B
--------------------------------------------------------------------------------

--------------------------------------------
*        KEY TO DOLLAR RANGES- INFORMATION AS OF DECEMBER 31, 2004
A.       None
B.       $1 - $10,000
C.       $10,001 - $50,000
D.       $50,001 - $100,000
E.       $100,001 - $500,000
F.       $500,001 - $1,000,000
G.       over $1,000,000


SUB-ADMINISTRATOR

The Adviser has entered into a Sub-Administration Agreement (the "Sub-Administration Agreement") with PFPC Inc. (the "Sub-Administrator"), which is located at 760 Moore Road, King of Prussia, Pennsylvania 19406. Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of the Fund's operations except those performed by the Adviser under its advisory agreement with the Fund; (b) supplies the Fund with office facilities (which may be in the Sub-Administrator's own offices), statistical
and  research  data,  data  processing   services,   clerical,   accounting
and bookkeeping services, including, but not limited to, the calculation of the net asset value of shares in the Fund, internal auditing and regulatory administration services, internal executive and administrative services, and stationery and office supplies; (c) prepares and distributes materials for all Fund Board of Trustees Meetings including the mailing of all Board materials and collates the same materials into the Board books and assists in the drafting of minutes of the Board Meetings; (d) prepares reports to Fund shareholders, tax returns and reports to and filings with the SEC and state "Blue Sky" authorities; (e) calculates the Fund's net asset value per share and provides any equipment or services necessary for the purpose of pricing shares or valuing the Fund's investment portfolio; (f) provides compliance testing of all Fund activities against applicable requirements of the 1940 Act and the rules thereunder, the Internal Revenue Code of 1986, as amended (the "Code"), and the Fund's investment restrictions; (g) furnishes to the Adviser such statistical and other factual information and information regarding economic factors and trends as the Adviser from time to time may require; and (h) generally provides all administrative services that may be required for the ongoing operation of the Fund in a manner consistent with the requirements of the 1940 Act.

For the services it provides, the Adviser pays the Sub-Administrator an annual fee based on the value of the aggregate average daily net assets of all funds under its administration managed by the Adviser as follows: up to $10 billion - ..0275%; $10 billion to $15 billion - .0125%; over $15 billion - .0100%.

COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP, Four Times Square, New York, New York 10036, serves as the Fund's legal counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 5 Times Square, New York, New York 10036, has been appointed independent registered public accounting firm for the Fund and has been selected to audit the Fund's annual financial statements.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

State Street, One Heritage Drive, North Quincy, Massachusetts 02171 is the Custodian for the Fund's cash and securities. Boston Financial Data Services, Inc. ("BFDS"), an affiliate of State Street located at the BFDS Building, Two Heritage Drive, North Quincy, Massachusetts 02171, performs the services of transfer agent and dividend disbursing agent for the Fund. Neither BFDS nor State Street assists in or is responsible for investment decisions involving assets of the Fund.

DISTRIBUTOR

To implement the Fund's 12b-1 Plans, the Fund has entered into a Distribution Agreement with the Distributor, a New York corporation which is an indirect majority owned subsidiary of Gabelli Asset Management Inc., having principal offices located at One Corporate Center, Rye, New York 10580-1422. The Distributor continuously solicits offers for the purchase of shares of the Fund on a best efforts basis.

Sales commissions or redemption compensation received by Gabelli & Company, Inc. was equal to $0 and $1,691 for the fiscal years ended December 31, 2002 and 2003, respectively. Set forth in the table below is the amount of commissions and other compensation received by the Distributor during the fiscal year ended December 31, 2004.



                                           NET UNDERWRITING      COMPENSATION ON          PORTFOLIO
                                            DISCOUNTS AND        REDEMPTIONS AND          BROKERAGE
                                             COMMISSIONS           REPURCHASES           COMMISSIONS     OTHER COMPENSATION
                                             -----------           -----------           -----------     ------------------
The Gabelli Utilities Fund                     $70,275                $1,160               $87,765                -


                               DISTRIBUTION PLANS

The Fund has adopted separate distribution and service plans (each a "Plan" and collectively the "Plans") pursuant to Rule 12b-1 under the 1940 Act on behalf of each of the Class AAA, Class A, Class B and Class C Shares. Payments may be made by the Fund under each Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the class to which such Plan relates as determined by the Board of Trustees. Such activities typically include advertising, compensation for sales and marketing activities of the Distributor and other banks, broker-dealers and service providers; shareholder account servicing; production and dissemination of prospectus and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without a distribution plan, the Fund may also make payments to finance such activity outside of the Plans and not be subject to its limitations. Payments under the Plans are not dependent on distribution expenses actually incurred by the Distributor. The Plans compensate the Distributor regardless of expenses and accordingly a portion of the payments by the Fund may be used indirectly to finance distribution activities on behalf of other Gabelli funds and a portion of the payments by such other funds may be used to finance distribution activities on behalf of the Fund. The Plans are intended to benefit the Fund by increasing its assets and thereby reducing the Fund's expense ratio.

Under its terms, each Plan remains in effect so long as its continuance is specifically approved at least annually by vote of the Fund's Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Fund ("Independent Trustees"). No Plan may be amended to increase materially the amount to be spent for services provided by the Distributor thereunder without shareholder approval, and all material amendments of any Plan must also be approved by the Trustees in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). Under each Plan, the Distributor will provide the Trustees periodic reports of amounts expanded under such Plan and the purpose for which expenditures were made.

For the fiscal year ended December 31, 2004, the Fund incurred distribution costs under the Plans for Class AAA Shares, Class A Shares, Class B Shares and Class C Shares of $170,069 payable to the Distributor. The Plans compensate the Distributor regardless of its expense. For the fiscal year ended December 31, 2004, the Distributor identified expenditures for the Fund of approximately $10,500 for advertising and promotion, $29,500 for printing, postage and stationary, $6,000 for overhead support expenses, $124,600 for salaries of personnel of the Distributor, $17,400 for advanced commissions and $122,300 for third party servicing fees. Due to the possible continuing nature of Rule 12b-1 payments, long-term investors may pay more than the economic equivalent of the maximum front-end sale charge permitted by the NASD, Inc.

The amounts included in the previous paragraph as third party servicing fees include amounts paid to the providers of various programs that make shares available to their customers. Subject to tax limitations and approvals by the Board of Trustees the Fund also makes payments to the providers of these programs, out of its assets other than 12b-1 payments, in amounts not greater than savings of expenses the Fund would incur in maintaining shareholder accounts for those who invest in the Fund directly rather than through these programs. The Adviser and its affiliates may also pay for all or a portion of these program's charges out of their financial resources other than 12b-1 fees.

Class A Shares, Class B Shares and Class C Shares were first offered to the public on December 31, 2002. As of December 31, 2004, the Fund had not commenced offering Class I Shares to the public.

No Independent Trustee of the Fund had a direct or indirect financial interest in the operation of any Plan or related agreements. Those interested persons who beneficially own stock in affiliates of the Adviser or the Distributor or are employed by one of the Gabelli Companies may be deemed to have an indirect financial interest.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Under the Contract, the Adviser is authorized on behalf of the Fund to employ brokers to effect the purchase or sale of portfolio securities with the objective of obtaining prompt, efficient and reliable execution and clearance of such transactions at the most favorable price obtainable ("best execution") at reasonable expense. The Adviser is permitted to (1) direct Fund portfolio brokerage to Gabelli & Company, a broker-dealer member of the National Association of Securities Dealers, Inc. and an affiliate of the Adviser; and (2) pay commissions to brokers other than Gabelli & Company which are higher than might be charged by another qualified broker to obtain brokerage and/or research services considered by the Adviser to be useful or desirable for its investment management of the Fund and/or other advisory accounts under the management of the Adviser and any investment adviser affiliated with it. The Adviser does not consider sales of shares of the Fund or other investment funds managed by the Adviser and its affiliates by brokers, including Gabelli & Company, as a factor in its selection of brokers or dealers for Fund portfolio transactions and has adopted compliance policies and procedures for itself and its affiliates to prevent any such consideration.

Transactions in securities other than those for which a securities exchange is the principal market are generally executed through a principal market maker. However, such transactions may be effected through a brokerage firm and a commission is paid whenever it appears that the broker can obtain a price that is at least as favorable taking into account its commissions. In general, there may be no stated commission on principal transactions in over-the-counter securities, but the prices of such securities may usually include undisclosed commissions or markups. Open transactions will usually be effected through a broker and a commission will be charged. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation generally referred to as a concession or discount.

The following table sets forth certain information regarding the Fund's payment of brokerage commissions for the year ended December 31 as indicated:



                                                        Fiscal Year Ended
                                                           DECEMBER 31,       COMMISSIONS Paid
Total Brokerage Commissions

                                                               2002                             $31,778
                                                               2003                             $76,826
                                                               2004                            $111,169
Commission paid to Gabelli & Company

                                                               2002                             $20,175
                                                               2003                             $60,552

                                                               2004                             $87,765
% of Total Brokerage Commissions paid
to Gabelli & Company during 2004                               2004                              78.95%

% of Total Transactions involving Commissions                  2004                              83.71%
paid to Gabelli & Company during 2004

The difference in the percentage of Gabelli & Company's commissions to the total commissions versus the percentage of the principal amount of commissionable trades done through Gabelli & Company can be attributable to the lower commissions per share paid on NASDAQ securities executed on Electronic Trading Networks and foreign securities transactions versus the commission rates on exchange traded securities. Such rates per share are often determined without regard to the principal amount of the transaction which led to the difference noted.

When consistent with the objective of obtaining best execution, Fund brokerage may be directed to brokers or dealers which furnish brokerage or research services to the Fund or the Adviser of the type described in Section 28(e) of the Securities Exchange Act of 1934, as amended. The commissions charged by a broker furnishing such brokerage or research services may be greater than that which another qualified broker might charge if the Adviser determines, in good faith, that the amount of such greater commission is reasonable in relation to the value of the additional brokerage or research services provided by the executing broker, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser or its advisory affiliates to the accounts over which they exercise investment discretion. Since it is not feasible to do so, the Adviser does not attempt to place a specific dollar value on such services or the portion of the commission which reflects the amount paid for such services but must be prepared to demonstrate a good faith basis for its determinations. These services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of potential and existing investments.

Investment research obtained by allocations of Fund brokerage is used to augment the scope and supplement the internal research and investment strategy capabilities of the Adviser but does not reduce the overall expenses of the Adviser to any material extent. Such investment research may be in written form or through direct contact with individuals and includes information on particular companies and industries as well as market, economic or institutional activity areas. Research services furnished by brokers through which the Fund effects securities transactions are used by the Adviser and its advisory affiliates in carrying out their responsibilities with respect to all of their accounts over which they exercise investment discretion. Such investment information may be useful only to one or more of the other accounts of the Adviser and its advisory affiliates, and research information received for the commissions of those particular accounts may be useful both to the Fund and one or more of such other accounts.

Neither  the  Fund  nor  the  Adviser  has  any  agreement  or  legally  binding understanding with any broker regarding any specific amount of brokerage commissions which will be paid in recognition of such services. However, in determining the amount of portfolio commissions directed to such brokers, the Adviser does consider the level of services provided. Based on such determinations, the Adviser has allocated brokerage commissions of $6,775 on portfolio transactions in the principal amount of $2,628,031 during the fiscal year ended December 31, 2004 to broker dealers who provided research services to the Adviser.

The Adviser may also place orders for the purchase or sale of portfolio securities with Gabelli & Company or other affiliates of the Adviser, when it appears that Gabelli & Company can obtain a price, execution and commission which is at least as favorable as that obtainable by other qualified brokers and at a commission rate at least as favorable as it provides to its best customers for similar transactions. As required by Rule 17e-1 under the 1940 Act, the Fund's Board of Trustees has adopted procedures which provide that commissions paid to Gabelli & Company on brokerage transactions must not exceed those which would have been charged by another qualified broker or member firm able to effect the same or a comparable transaction at an equally favorable price or those Gabelli & Company charges its most favored customers on similar transactions. Rule 17e-1 under the 1940 Act and the Fund's procedures contain requirements that the Board, including those trustees who are not "interested persons" of the Fund, review such commissions and transactions quarterly and such procedures at least annually to determine their continuing appropriateness. The Adviser is also required to furnish reports and maintain records in connection with the reviews.

To obtain the best execution of portfolio trades on the New York Stock Exchange ("NYSE"), Gabelli & Company controls and monitors the execution of such transactions on the floor of the NYSE through independent "floor brokers" or the Designated Order Turnaround System of the NYSE. Such transactions are then cleared, confirmed to the Fund for the account of Gabelli & Company, and settled directly with the custodian of the Fund by a clearing house member firm which remits the commission less its clearing charges to Gabelli & Company. Gabelli & Company may also effect Fund portfolio transactions in the same manner and pursuant to the same arrangements on other national securities exchanges that adopt direct access rules similar to those of the NYSE. In addition, Gabelli & Company may directly execute transactions for the Fund on the floor of any exchange, provided: (i) the Fund's Board of Trustees has expressly authorized Gabelli & Company to effect such transactions; and (ii) Gabelli & Company annually advises the Fund of the aggregate compensation it earned on such transactions.

                              REDEMPTION OF SHARES

Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected in the discretion of the Board of Trustees of the Fund and taken at their value used in determining the Fund's net asset value per share as described under "Computation of Net Asset Value"), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the shareholder has redeemed more than $250,000 over the preceding three months and the Adviser believes that economic conditions exist which would make payments in cash detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash.

The Fund will not distribute in-kind portfolio securities that are not readily marketable. Cancellation of purchase orders for Fund shares (as, for example, when checks submitted to purchase shares are returned unpaid) causes a loss to be incurred when the net asset value of the Fund shares on the date of cancellation is less than on the original date of purchase. The investor is responsible for such loss, and the Fund may reimburse itself or the Distributor for such loss by automatically redeeming shares from any account registered at any time in that shareholder's name, or by seeking other redress. If the Fund is unable to recover any loss to itself, it is the position of the SEC that the Distributor will be immediately obligated to make the Fund whole.

The Fund imposes a redemption fee of 2.00% of the total redemption amount if you sell or exchange any of your shares within 60 days after the purchase date. The fee, its manner of calculation and exceptions to its applicability are discussed in the Fund's Prospectuses.


                        DETERMINATION OF NET ASSET VALUE


Net Asset Value ("NAV") is calculated separately for each class of the Fund. The NAV of Class B and Class C shares of the Fund, as applicable, will generally be lower than the NAV of Class A, Class I or Class AAA shares, as applicable, as a result of the higher service and distribution-related fees to which Class B and Class C shares are subject. It is expected, however, that the NAV per share of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

For purposes of determining the Fund's NAV per share, portfolio securities listed or traded on a nationally recognized securities exchange or traded in an over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices, or, if there were no asked prices quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees so determines, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Trustees. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines such does not reflect fair value, in which case these securities will be valued at their fair value as determined by the Board of Trustees. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund may obtain valuations on the basis of prices provided by a pricing service approved by the Board of Trustees. All other investment assets, including restricted and not readily marketable securities, are valued in good faith at fair value under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

In addition, whenever developments in one or more securities markets after the close of the principal markets for one or more portfolio securities and before the time as of which the Fund determine their net asset value would, if such developments had been reflected in such principal markets, likely have more than a minimal effect on a Fund's net asset value per share, such Fund may fair value such portfolio securities based on available market information as of the time the Fund determines its net asset value.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, unless you have elected otherwise, be paid on the payment date fixed by the Board of Trustees in additional shares of the Fund having an aggregate net asset value as of the ex-dividend date of such dividend or distribution equal to the cash amount of such distribution. An election to receive dividends and distributions in cash or in additional shares may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. No sales charges or other fees are imposed on shareholders in connection with the reinvestment of dividends and capital gains distribution. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

GENERAL

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion is based upon present provisions of Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to investors in light of their particular circumstances. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAX STATUS OF THE FUND

The Fund has qualified and intends to remain qualified to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies) of any one issuer or of any two or more issuers that it controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve-month period ending on October 31 of the calendar year (unless an election is made by the Fund with a November or December year-end to use the Fund's fiscal year), and (3) all ordinary income and capital gains for previous years that were not distributed during such years and upon which no tax was imposed. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

On December 31, 2004 the Fund's unused capital loss carryforwards were approximately $1,753,335. For federal income tax purposes, this amount is available to be applied against future capital gains of the Fund that are realized prior to the expiration of the applicable carryforward. $954,200 of the loss carryforward is available through 2008; $655,271 is available through 2009; $54,818 is available through 2010; and $89,046 is available through 2011.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders in the calendar year in which the distribution is declared, rather than the calendar year in which it is received.

DISTRIBUTIONS

Distributions of investment company taxable income (which includes taxable interest and dividend income other than qualifying dividends and the excess of net short-term capital gains over long-term capital losses) are taxable to U.S. shareholders as ordinary income. Qualifying dividends from certain U.S. and non-U.S. corporations are taxable to U.S. shareholders at a reduced rate of 15% (5% for shareholders in lower tax brackets). This reduced rate is currently scheduled to apply to qualifying dividends received prior to January 1, 2009 and thereafter revert to ordinary income rates. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations and to the extent the aggregate amount of such dividends do not exceed the aggregate dividends received by the Fund for the taxable year, may, subject to limitations, be eligible for the dividends received deduction. The alternative minimum tax applicable to corporations, however, may reduce the value of the dividends received deduction.

Capital gains may be taxed at different rates depending on how long the Fund held the asset giving rise to such gains. Distributions of the excess of net long-term capital gains over net short-term capital losses realized, if any, properly designated by the Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders at the rates applicable to long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions of net capital gains from assets held for one year or less will be taxable to shareholders at rates applicable to ordinary income.

To the extent that the Fund retains any net long-term capital gains, it may designate them as "deemed distributions" and pay a tax thereon for the benefit of its shareholders. In that event, the shareholders report their share of the Fund's retained realized capital gains on their individual tax returns as if it had been received, and report a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is then added to the shareholder's cost basis for his shares. Shareholders who are not subject to federal income tax or tax on capital gains should be able to file a return on the appropriate form or a claim for refund that allows them to recover the tax paid on their behalf. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

Investors should be careful to consider the tax implications of buying shares of the Fund just prior to the record date of a distribution (including a capital gain dividend). The price of shares purchased at such a time will reflect the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

FOREIGN TAXES

The Fund may be subject to certain taxes imposed by the countries in which it invests or operates. The Fund will not have more than 50% of its total assets invested in securities of foreign governments or corporations and consequently will not qualify to elect to treat any foreign taxes paid by the Fund as having been paid by the Fund's shareholders.

DISPOSITIONS

Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and for non-corporate shareholders the rate of tax will depend upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six month period would be a long-term capital loss to the extent of such distribution.

BACKUP WITHHOLDING

The Fund generally will be required to withhold federal income tax at a rate of 28% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

OTHER TAXATION

Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends distributed to them will be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable). Non-U.S. investors should consult their own tax advisors regarding federal, state, local and foreign tax considerations.

FUND INVESTMENTS

OPTIONS, FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized. Code section 1092, which applies to certain straddles, may affect the taxation of the Fund's sales of securities and transactions in financial futures contracts and related options. Under section 1092, the Fund may be required to postpone recognition of losses incurred in certain sales of securities and certain closing transactions in financial futures contracts or related options.

Special Code provisions applicable to Fund investments, discussed above, may affect characterization of gains and losses realized by the Fund, and may accelerate recognition of income or defer recognition of losses. The Fund will monitor these investments and when possible will make appropriate elections in order to mitigate unfavorable tax treatment.

                       INVESTMENT PERFORMANCE INFORMATION

From time to time, the Fund may quote its performance in advertisements or in reports and other communications to shareholders computed according to formulas prescribed by the SEC.

The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, when considering "average" total return figures for periods longer than one year, it is important to note that the Fund's annual total returns for any one year in the period might have been greater or less than the average for the entire period. In addition, because the performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

In reports or other communications to shareholders or in advertising material, the Fund may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Incorporated, Morningstar, Inc. or similar independent services that monitor the performance of mutual funds or other industry or financial publications. It is important to note that the total return figures are based on historical earnings and are not intended to indicate future performance. Shareholders may make inquiries regarding the Fund's total return figures to Gabelli and Company.

In its reports, investor communications or advertisements, the Fund may also include: (i) descriptions and updates concerning its strategies and portfolio investments; (ii) its goals, risk factors and expenses compared with other mutual funds; (iii) analysis of its investments by industry, country, credit quality and other characteristics; (iv) a discussion of the risk/return continuum relating to different investments; (v) the potential impact of adding foreign stocks to a domestic portfolio; (vi) the general biography or work experience of the portfolio manager of the Fund; (vii) portfolio manager commentary or market updates; (viii) discussion of macroeconomic factors affecting the Fund and its investments; and (ix) other information of interest to investors.

                        DESCRIPTION OF THE FUND'S SHARES

The Fund may issue an unlimited number of full and fractional shares of beneficial interest (par value $.001 per share). The Fund's shares have no preemptive or conversion rights.

VOTING RIGHTS

Shareholders are entitled to one vote for each share held (and fractional votes for fractional shares) and may vote on the election of Trustees and on other matters submitted to meetings of shareholders. As a Delaware statutory trust, the Fund is not required, and does not intend, to hold regular annual shareholder meetings but may hold special meetings for the consideration of proposals requiring shareholder approval such as changing fundamental policies. In addition, if the Trustees have not called an annual meeting of shareholders for any year by May 31 of that year, the Trustees will call a meeting of shareholders upon the written request of shareholders holding in excess of 50% of the affected shares for the purpose of removing one or more Trustees or the termination of any investment advisory agreement. The Agreement and Declaration of Trust provides that the Fund's shareholders have the right, upon the vote of more than 662/3% of its outstanding shares, to remove a Trustee. Except as may be required by the 1940 Act or any other applicable law, the Trustees may amend the Agreement and Declaration of Trust in any respect without any vote of shareholders to make any change that does not (i) impair the exemption from personal liability as provided therein or (ii) permit assessments on shareholders. Shareholders have no preemptive or conversion rights except with respect to shares that may be denominated as being convertible or as otherwise provided by the Trustees or applicable law. The Fund may be (i) terminated upon the affirmative vote of a majority of the Trustees or (ii) merged or consolidated with, or sell all or substantially all of its assets to another issuer, if such transaction is approved by the vote of two-thirds of the Trustees without any vote of the shareholders, in each case except as may be required by the 1940 Act or any other applicable law. If not so terminated, the Fund intends to continue indefinitely.

LIABILITIES

The Fund's Agreement and Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Agreement and Declaration of Trust protects a

Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                              FINANCIAL STATEMENTS

The Fund's Financial Statements for the fiscal period ended December 31, 2004, including the report of Ernst & Young LLP, independent registered public accounting firm, are incorporated by reference to the Fund's Annual Report. The Fund's Annual Report is available upon request and without charge. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings.

                                   APPENDIX A

                      DESCRIPTION OF CORPORATE DEBT RATINGS

                         MOODY'S INVESTORS SERVICE, INC.


         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat large than in Aaa securities.
         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
         Baa: Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
         B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
         Ca: Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.
         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
         Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

         Should no rating be assigned, the reason may be one of the following:

1.       An application for rating was not received or accepted.
2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.
3.       There is a lack of essential data  pertaining to the issue or issuer.
4. The issue was privately placed, in which case the rating is not published in Moody's Investors Services, Inc.'s publications.

         Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification grom Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range rating; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                        STANDARD & POOR'S RATINGS SERVICE

         AAA:       Bonds rated AAA have the highest rating assigned by Standard
                    & Poor's Ratings  Service,  a   division  of   McGraw   Hill
                    Companies,  Inc.  Capacity   to   pay   interest  and  repay
                    principal is extremely strong.
         AA:        Bonds  rated  AA have a very strong capacity to pay interest and repay principal and differ from  the higher rated issues only in small degree.
         A:         Bonds rated A have a strong capacity  to  pay  interest  and repay principal  although they are somewhat more susceptible to  the  adverse  effects  of changes in  circumstances  and
                    economic   conditions   than bonds  in  the  highest   rated
                    categories.
         BBB:       Bonds rated BBB are  regarded as having an adequate capacity to pay interest and repay principal.  Whereas they  normally exhibit  adequate  protection  parameters,  adverse economic conditions  or changing  circumstances  are more  likely  to lead to a  weakened  capacity  to  pay  interest  and  repay principal for bonds in this category than  in  higher  rated categories.
         BB, B      Bonds rated BB, B, CCC, CC and C are regarded,  on  balance,
         CCC,       as  predominantly speculative  with  respect to capacity  to
         CC, C      pay interest and repay  principal  in  accordance  with  the terms of this  obligation. BB indicates the lowest degree of speculation and C the highest degree of  speculation.  While such bonds  will  likely  have  some  quality and protective characteristics,  they are outweighed by large uncertainties of major risk exposures to adverse conditions.
         C1:        The rating C1 is reserved  for  income  bonds  on  which  no interest is being paid.
         D:         Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.
         Plus (+)   The  ratings  from AA to CCC may be modified by the addition
         or         of a plus or minus sign to show relative standing within the
         Minus (-)  major rating categories.
         NR:        Indicates  that  no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF S&P AND MOODY'S COMMERCIAL PAPER RATINGS:

         The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

                            PART C: OTHER INFORMATION


Item 22.          EXHIBITS.
                  --------

                  (a)(1) Agreement and Declaration of Trust of Registrant, dated May 19, 1999, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement as filed with the SEC via EDGAR on August
                           20,           1999           (Accession           No.
                           0000950172-99-001100)("Pre-Effective   Amendment  No.
                           1").

                  (a)(2) Supplemental Declaration of Trust with respect to The Gabelli Utilities Fund is filed herewith.

                  (b) By-Laws of Registrant are incorporated by reference to Pre-Effective Amendment No. 1.

                  (c)      Not Applicable.

                  (d)(1) Investment Advisory Agreement between the Registrant and Gabelli Funds, LLC, dated August 31, 1999, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement as filed with the SEC via EDGAR on May 1, 2000 (Accession No. 0000935069-00-000198) ("Post-Effective Amendment No.
                           1").

                  (d)(2)   Contractual   Management   Fee  Waiver  and   Expense
                           Reimbursement Agreement, dated January 1, 2005 is filed herewith.

                  (e) Distribution Agreement between the Registrant and Gabelli & Company, Inc., dated July, 1999, is incorporated by reference to Post-Effective Amendment No. 1.

                  (f)      Not Applicable.

                  (g)(1) Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank & Trust Company ("State Street"), dated July 2, 2001, is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement as filed with the SEC via EDGAR on May 1, 2002 (Accession No. 0000935069-02-000394) ("Post-Effective Amendment No.
                           3").

                  (g)(2)   Custodian  Fee Schedule  between the  Registrant  and
                           State   Street  is   incorporated   by  reference  to
                           Post-Effective Amendment No. 1.

                  (h) Registrar, Transfer Agency and Service Agreement between the Registrant and State Street, dated August 31, 1999, is incorporated by reference to Post-Effective Amendment No. 1.

                  (i)      Opinion and Consent of Skadden,  Arps, Slate, Meagher
                           &  Flom  LLP  is   incorporated   by   reference   to
                           Pre-Effective Amendment No. 1.

                  (j)(i) Consent of Ernst & Young, Independent Registered Public Accounting Firm, is filed herewith.

                  (j)(2) Power of attorney for Anthony J. Colavita, Vincent D. Enright, Mario J. Gabelli, Mary E. Hauck, Karl Otto Pohl and Werner J. Roeder, dated May 16, 2001, is incorporated by reference to Post-Effective Amendment No. 3.

                  (k)      Not Applicable.

                  (l) Purchase Agreement with initial shareholder dated August 3, 1999, is incorporated by reference to Pre-Effective Amendment No. 1.

                  (m)(1) Plan of Distribution pursuant to Rule 12b-1 relating to Class AAA Shares, dated May 19, 1999, is incorporated by reference to Pre-Effective Amendment No. 1.

                  (m)(2) Plan of Distribution pursuant to Rule 12b-1 relating to Class A Shares, dated May 19, 1999, is incorporated by reference to Pre-Effective Amendment No. 1.

                  (m)(3) Plan of Distribution pursuant to Rule 12b-1 relating to Class B Shares, dated May 19, 1999, is incorporated by reference to Pre-Effective Amendment No. 1.

                  (m)(4) Plan of Distribution pursuant to Rule 12b-1 relating to Class C Shares, dated May 19, 1999, is incorporated by reference to Pre-Effective Amendment No. 1.

                  (n) Amended and Restated Rule 18f-3 Multi-Class Plan, dated May 12, 2004, is filed herewith.

                  (o)      Not Applicable.

                  (p) Revised Code of Ethics for the Registrant, Gabelli Funds, LLC, GAMCO Investors, Inc., Gabelli & Company, Inc., Gabelli Advisers, Inc. and Gabelli Fixed Income LLC is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement as filed with the SEC via EDGAR on March 2, 2005 (Accession No. 0000935069-05-000436).

Item 23.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.

Item 24.          INDEMNIFICATION


                  Subdivision (a) of Section 4.2 of Article IV of Registrant's Agreement and Declaration of Trust, Section 5 of the
                  Investment Advisory Agreement and Section 10 of the Distribution Agreement are hereby incomporated by reference to Exhibits (a), (d) and (e).

                  Insofar as indemnification of liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the
                  Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the financial adjudication of such issue.

                  The Registrant hereby undertakes that it will apply the indemnification provisions of its Agreement and Declaration of Trust, its By-laws, the Investment Advisory Agreement, the Administration Agreement and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.


Item 25.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

                  Gabelli Funds, LLC (the "Adviser") is a registered investment adviser providing investment management and administrative services to the Registrant. The Adviser also provides similar services to other mutual funds.

                  The information required by this Item 25 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Adviser during the past two fiscal years is incorporated by reference to Form ADV filed by the Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-37706).

Item 26.          PRINCIPAL UNDERWRITER

                  (a) Gabelli & Company, Inc. ("Gabelli & Company") currently acts as distributor for The Gabelli Asset Fund, The Gabelli Blue Chip Value Fund, Gabelli Capital Series Funds, Inc., Comstock Funds, Inc., Gabelli Equity Series Funds, Inc., Gabelli Global Series Funds, Inc., Gabelli Gold Fund, Inc., The Gabelli Growth Fund, Gabelli International Growth Fund, Inc., Gabelli Investor Funds, Inc., The Gabelli Mathers Fund, The Gabelli Money Market Funds, Ned Davis Research Funds, The Treasurer's Fund, Inc., The Gabelli Value Fund Inc. and The Westwood Funds.

                  (b) The information required by this Item 26 with respect to each director, officer or partner of Gabelli & Company is incorporated by reference to Schedule A of Form BD filed by Gabelli & Company pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-21373).

                  (c)      Not Applicable.

Item 27.          LOCATION OF ACCOUNTS AND RECORDS

                  All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices:

              1.  Gabelli Funds, LLC
                  One Corporate Center
                  Rye, New York 10580-1422

              2.  PFPC Inc.
                  99 High Street
                  Boston, Massachusetts 02110

              3.  PFPC Inc.
                  760 Moore Road
                  King of Prussia, Pennsylvania 19406

              4.  State Street Bank and Trust Company
                  One Heritage Drive
                  North Quincy, Massachusetts 02171

              5.  Boston Financial Data Services,  Inc.
                  Two Heritage Drive
                  North Quincy, Massachusetts 02171

Item 28.          MANAGEMENT SERVICES

                  Not Applicable.

Item 29.          UNDERTAKINGS

                  Not Applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE GABELLI UTILITIES FUND, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 29th day of April, 2005.


                                                      THE GABELLI UTILITIES FUND


                                                      By: /S/ BRUCE N. ALPERT
                                                          ----------------------
                                                              Bruce N. Alpert
                                                              President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 7 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURES                                  TITLE                                       DATE
MARIO J. GABELLI*                           Chairman of the Board                       April 29, 2005
------------------------------------
Mario J. Gabelli                            (Chief Investment Officer)

/S/ BRUCE N. ALPERT                         President and Treasurer                     April 29, 2005
------------------------------------
Bruce N. Alpert                             (Principal Executive Officer and
                                            Principal Financial and Accounting Officer)

ANTHONY J. COLAVITA*                        Trustee                                     April 29, 2005
------------------------------------
Anthony J. Colavita

VINCENT D. ENRIGHT*                         Trustee                                     April 29, 2005
------------------------------------
Vincent D. Enright

MARY E. HAUCK*                              Trustee                                     April 29, 2005
------------------------------------
Mary E. Hauck

KARL OTTO POHL*                             Trustee                                     April 29, 2005
---------------------------
Karl Otto Pohl

WERNER J. ROEDER*                           Trustee                                     April 29, 2005
------------------
Werner J. Roeder


*By: /S/ BRUCE N. ALPERT
         Bruce N. Alpert
         Attorney-in-Fact

                                  EXHIBIT INDEX



                  Exhibit
                  NUMBER                    DESCRIPTION


                  22(a)(2)                  Supplemental Declaration of Trust with respect to the Gabelli
                                            Utilities Fund.

                  22(d)(2)                  Contractual  Management  Fee  Waiver
                                            and Expense Reimbursement Agreement,
                                            dated January 1, 2005.

                  22(j)(i)                  Consent of Ernst and Young, Independent Registered Public Accounting
                                            Firm.

                  22(n)                     Amended and Restated Rule 18f-3 Multiclass Plan dated May 12, 2004.